[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE INSTITUTIONAL FUNDS

INTERNATIONAL FUND

U.S. CORE EQUITY FUND

FIXED INCOME FUND

HIGH YIELD FUND

FEBRUARY 28, 2002 SEMIANNUAL REPORT
(UNAUDITED)

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. Institutional shareholders may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 8500, Boston, MA 02266-8500.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

          THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

          RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

          THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

          FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                  March 28, 2002
Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional International Fund (the "Fund") for the six months ended February 28, 2002.

At February 28, 2002, the net asset value ("NAV") of the Fund was $9.84 per share, compared to an NAV of $10.86 at August 31, 2001. As a result, the Fund's total return was -9.39%. By comparison, the MSCI EAFE Index(1) ("EAFE") declined 8.33% during the same period.

We attribute the Fund's underperformance of its EAFE benchmark primarily to stock selection in three countries. These were the U.K., Australia and Taiwan.

- THE U.K. Our U.K. allocation was highly diversified across industries. Stock selection nonetheless detracted from the Fund's overall return, as our biggest positions in sectors like health care, energy and retailing fared relatively poorly. An additional negative in the U.K. was our below-benchmark exposure, based on our belief that the U.K.'s strength as a fairly defensive market would be less desirable as the global macroeconomic picture improved. Unfortunately for the Fund, the U.K. outperformed EAFE in the fiscal half-year.

- AUSTRALIA. Most of our Australian holdings did not perform as well as we had anticipated. Returns were least favorable among the shares of prominent financial and media names that we owned. Our overweight stance served to magnify the negative impact of stock selection.

- TAIWAN. Our lone position in Taiwan was a leading semiconductor foundry company whose shares succumbed to profit-taking in January and February.

Although aggregate stock selection was unfavorable, it was notably effective in South Korea, where we owned a handful of blue-chip names that generated strong returns, as well as Germany and Switzerland. In each of the latter two countries, our holdings declined much less than the broad market as a whole.

Country weightings--and their corresponding implications for currency exposure--made a solidly positive contribution to performance. This was truest in emerging markets, which experienced a vigorous rally throughout the fiscal half-year, even as their developed-world counterparts struggled. We opted to raise exposure to emerging markets due to their historical tendency to outperform in times when global leading economic indicators rise, which was the case during the second half of the semiannual period. Our reasoning in this regard was on target.

We also enjoyed the benefits of successful country/currency weightings in the Developed Asian markets of Hong Kong, Singapore and Japan. In Hong Kong and Singapore, we took an overweight stance that paid off as both markets outperformed EAFE. Our underweight in Japan worked because the yen depreciated significantly versus the dollar.

As other developments occur in the international equity markets, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC

Steven D. Bleiberg, Managing Director
Richard W. Watt, Managing Director
Emily Alejos, Director
Staci Lombard, Vice President

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments.

             SUMMARY OF ANNUALIZED TOTAL RETURNS (2/28/2002)
      ------------------------------------------------------------
                                        SINCE          INCEPTION
      ONE YEAR        FIVE YEAR       INCEPTION           DATE
      --------        ---------       ---------        ---------
      -25.06%           0.06%           4.55%          9/30/1992

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF INTERNATIONAL EQUITIES THAT INCLUDES REINVESTMENT OF DIVIDENDS, AND IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY CAPITAL INTERNATIONAL, INC. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2002 (UNAUDITED)

                                                             NUMBER
                                                            OF SHARES       VALUE
                                                            ---------   ------------
COMMON STOCKS (95.3%)
AUSTRALIA (3.9%)
BANKS (1.4%)
   Australia & New Zealand Banking Group, Ltd.                313,097   $  2,981,612
                                                                        ------------

COMMERCIAL SERVICES & SUPPLIES (0.0%)
   Brambles Industries, Ltd.                                        1              1
                                                                        ------------

MEDIA (1.0%)
   News Corp., Ltd.                                           339,260      2,136,330
                                                                        ------------

METALS & MINING (1.5%)
   Rio Tinto, Ltd.                                            156,689      3,235,244
                                                                        ------------
TOTAL AUSTRALIA                                                            8,353,187
                                                                        ------------

BRAZIL (0.5%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
   Telecomunicacoes Brasileiras SA ADR                         27,600      1,025,340
                                                                        ------------
TOTAL BRAZIL                                                               1,025,340
                                                                        ------------

FINLAND (1.9%)
COMMUNICATIONS EQUIPMENT (1.9%)
   Nokia Oyj Class A(1)                                       189,211      4,021,204
                                                                        ------------
TOTAL FINLAND                                                              4,021,204
                                                                        ------------

FRANCE (13.3%)
AUTOMOBILES (1.0%)
   PSA Peugeot Citroen                                         51,951      2,260,302
                                                                        ------------

BANKS (2.5%)
   BNP Paribas SA                                              67,910      3,292,410
   Credit Agricole SA(2)                                      124,835      2,046,210
                                                                        ------------
                                                                           5,338,620
                                                                        ------------

BUILDING PRODUCTS (1.5%)
   Compagnie de Saint Gobain                                   21,046      3,267,673
                                                                        ------------

CONSTRUCTION MATERIALS (0.9%)
   Lafarge SA                                                  22,611      1,946,021
                                                                        ------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
   France Telecom SA                                           42,948      1,131,188
                                                                        ------------

ELECTRICAL EQUIPMENT (1.0%)
   Schneider Electric SA                                       44,255      2,220,214
                                                                        ------------

MEDIA (1.0%)
   Vivendi Universal SA                                        56,991      2,212,400
                                                                        ------------

MULTI-UTILITIES (1.3%)
   Suez SA                                                     98,022      2,730,134
                                                                        ------------

OIL & GAS (2.5%)
   TotalFinaElf SA                                             37,454      5,504,225
                                                                        ------------

PHARMACEUTICALS (1.1%)
   Aventis SA                                                  31,551      2,340,194
                                                                        ------------
TOTAL FRANCE                                                              28,950,971
                                                                        ------------

GERMANY (9.6%)
BANKS (0.4%)
   Deutsche Bank AG                                            13,730        806,390
                                                                        ------------

                 See Accompanying Notes to Financial Statements.

                                       2

                                                                   NUMBER
                                                                  OF SHARES         VALUE
                                                                  ---------     --------------
CHEMICALS (1.1%)
   Bayer AG                                                          72,524     $    2,311,659
                                                                                --------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.9%)
   Deutsche Telekom AG(1)                                           143,527          2,038,503
                                                                                --------------

ELECTRICAL UTILITY (1.2%)
   E.On AG                                                           54,026          2,652,933
                                                                                --------------

HOTELS RESTAURANTS & LEISURE (1.3%)
   Preussag AG                                                       97,812          2,791,969
                                                                                --------------

INDUSTRIAL CONGLOMERATES (1.0%)
   Siemens AG(1)                                                     38,595          2,260,083
                                                                                --------------

INSURANCE (2.7%)
   Allianz AG                                                        14,444          3,247,995
   Muenchener Rueckversicherungs-Gesellschaft AG                     10,748          2,621,690
                                                                                --------------
                                                                                     5,869,685
                                                                                --------------

SOFTWARE (1.0%)
   Systeme, Anwendungen, Produkte in der Datenverarbeitung AG        15,760          2,141,866
                                                                                --------------
TOTAL GERMANY                                                                       20,873,088
                                                                                --------------

HONG KONG (4.9%)
BANKS (0.9%)
   Hang Seng Bank, Ltd.                                             169,230          1,855,195
                                                                                --------------

DIVERSIFIED FINANCIALS (0.7%)
   Swire Pacific, Ltd. Class A                                      269,000          1,462,393
                                                                                --------------

INDUSTRIAL CONGLOMERATES (1.0%)
   Hutchison Whampoa, Ltd.                                          261,200          2,126,635
                                                                                --------------

OIL & GAS (0.4%)
   CNOOC, Ltd.                                                      835,000            893,962
                                                                                --------------

REAL ESTATE (1.3%)
   Cheung Kong Holdings, Ltd.                                       182,000          1,516,809
   Sun Hung Kai Properties, Ltd.                                    179,600          1,283,800
                                                                                --------------
                                                                                     2,800,609
                                                                                --------------

WIRELESS TELECOMMUNICATIONS SERVICES (0.6%)
   China Mobile, Ltd.(2)                                            437,800          1,263,003
                                                                                --------------
TOTAL HONG KONG                                                                     10,401,797
                                                                                --------------

INDIA (0.9%)
CHEMICALS (0.9%)
   Reliance Industries, Ltd. GDR                                    135,200          1,879,280
                                                                                --------------
TOTAL INDIA                                                                          1,879,280
                                                                                --------------

ITALY (5.0%)
INSURANCE (1.4%)
   Assicurazioni Generali SpA(1)                                    123,644          3,061,956
                                                                                --------------

OIL & GAS (2.3%)
   ENI SpA(1)                                                       370,374          5,074,582
                                                                                --------------

WIRELESS TELECOMMUNICATIONS SERVICES (1.3%)
   Telecom Italia Mobile SpA(1)                                     611,114          2,875,582
                                                                                --------------
TOTAL ITALY                                                                         11,012,120
                                                                                --------------

                 See Accompanying Notes to Financial Statements.

                                        3

                                                                    NUMBER
                                                                   OF SHARES       VALUE
                                                                  ----------    --------------
JAPAN (9.6%)
AUTOMOBILES (0.7%)
   Toyota Motor Corp.                                                 55,031    $    1,406,359
                                                                                --------------

BEVERAGES (0.7%)
   Asahi Breweries, Ltd.                                             198,000         1,531,328
                                                                                --------------

DIVERSIFIED FINANCIALS (0.4%)
   Nomura Holdings, Inc.                                              78,000           891,761
                                                                                --------------

LEISURE EQUIPMENT & PRODUCTS (1.6%)
   Nintendo Co., Ltd.                                                 14,800         2,183,090
   Sega Corp.(1)(2)                                                   77,500         1,210,349
                                                                                --------------
                                                                                     3,393,439
                                                                                --------------

MACHINERY (1.4%)
   Fanuc, Ltd.                                                        37,500         1,916,682
   SMC Corp.                                                          10,400         1,156,376
                                                                                --------------
                                                                                     3,073,058
                                                                                --------------

MARINE (0.7%)
   Nippon Yusen Kabushiki Kaisha                                     486,000         1,528,907
                                                                                --------------

MULTILINE RETAIL (0.6%)
   Ito-Yokado Co., Ltd.                                               35,000         1,404,446
                                                                                --------------

OFFICE ELECTRONICS (1.1%)
   Canon, Inc.                                                        68,000         2,383,112
                                                                                --------------

PHARMACEUTICALS (1.0%)
   Takeda Chemical Industries, Ltd.                                   51,000         2,069,344
                                                                                --------------

REAL ESTATE (0.5%)
   Mitsui Fudosan Co., Ltd.                                          154,000         1,143,852
                                                                                --------------

WIRELESS TELECOMMUNICATIONS SERVICES (0.9%)
   NTT DoCoMo, Inc.                                                      180         1,869,606
                                                                                --------------
TOTAL JAPAN                                                                         20,695,212
                                                                                --------------

MEXICO (1.1%)
CONSTRUCTION MATERIALS (0.4%)
   Cemex SA de CV ADR                                                 32,600           795,440
                                                                                --------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.4%)
   Telefonos de Mexico SA de CV ADR(1)                                22,900           876,841
                                                                                --------------

WIRELESS TELECOMMUNICATIONS SERVICES (0.3%)
   America Movil SA de CV ADR                                         41,600           752,960
                                                                                --------------
TOTAL MEXICO                                                                         2,425,241
                                                                                --------------

NETHERLANDS (5.8%)
BANKS (1.5%)
   ABN AMRO Holding NV                                               188,734         3,286,234
                                                                                --------------

DIVERSIFIED FINANCIALS (1.9%)
   ING Groep NV                                                      168,677         4,010,839
                                                                                --------------

FOOD & DRUG RETAILING (1.4%)
   Koninklijke Ahold NV                                              130,400         3,005,934
                                                                                --------------

HOUSEHOLD DURABLES (1.0%)
   Koninklijke (Royal) Philips Electronics NV                         86,756         2,266,267
                                                                                --------------
TOTAL NETHERLANDS                                                                   12,569,274
                                                                                --------------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                                    NUMBER
                                                                   OF SHARES       VALUE
                                                                  ----------    --------------
SINGAPORE (1.5%)
AEROSPACE & DEFENSE (0.4%)
   Singapore Technologies Engineering, Ltd.                          595,000    $      786,027
                                                                                --------------

AIRLINES (0.5%)
   Singapore Airlines, Ltd.                                          145,300         1,078,723
                                                                                --------------

BANKS (0.4%)
   DBS Group Holdings, Ltd.                                          130,900           964,670
                                                                                --------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
   Singapore Telecommunications, Ltd.                                563,000           497,885
                                                                                --------------
TOTAL SINGAPORE                                                                      3,327,305
                                                                                --------------

SOUTH AFRICA (0.7%)
BANKS (0.7%)
   Nedcor, Ltd. ADR                                                   68,200         1,467,978
                                                                                --------------
TOTAL SOUTH AFRICA                                                                   1,467,978
                                                                                --------------

SOUTH KOREA (2.7%)
BANKS (1.2%)
   Kookmin Bank ADR(2)                                                60,588         2,691,944
                                                                                --------------

METALS & MINING (0.4%)
   Pohang Iron & Steel Co., Ltd. ADR                                  33,700           934,164
                                                                                --------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
   Samsung Electronics GDR(1)                                         18,212         2,390,325
                                                                                --------------
TOTAL SOUTH KOREA                                                                    6,016,433
                                                                                --------------

SPAIN (3.2%)
BANKS (1.4%)
   Banco Santander Central Hispano SA                                384,650         3,067,618
                                                                                --------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.8%)
   Telefonica SA(2)                                                  338,160         3,942,909
                                                                                --------------
TOTAL SPAIN                                                                          7,010,527
                                                                                --------------

SWEDEN (1.4%)
COMMUNICATIONS EQUIPMENT (1.4%)
   Telefonaktiebolaget LM Ericsson AB                                687,103         2,928,629
                                                                                --------------
TOTAL SWEDEN                                                                         2,928,629
                                                                                --------------
SWITZERLAND (10.6%)
BANKS (1.6%)
   UBS AG                                                             74,736         3,457,503
                                                                                --------------

COMMERCIAL SERVICES & SUPPLIES (1.1%)
   Adecco SA                                                          38,385         2,302,798
                                                                                --------------

FOOD PRODUCTS (2.8%)
   Nestle SA                                                          27,129         5,992,800
                                                                                --------------

INSURANCE (1.1%)
   Converium Holding AG(2)                                            16,430           781,789
   Zurich Financial Services AG                                        7,886         1,524,555
                                                                                --------------
                                                                                     2,306,344
                                                                                --------------
                 See Accompanying Notes to Financial Statements.

                                        5

                                                                    NUMBER
                                                                   OF SHARES       VALUE
                                                                  ----------    --------------
PHARMACEUTICALS (4.0%)
   Novartis AG                                                       138,861    $    5,275,348
   Roche Holding AG                                                   47,296         3,323,005
                                                                                --------------
                                                                                     8,598,353
                                                                                --------------
TOTAL SWITZERLAND                                                                   22,657,798
                                                                                --------------

TAIWAN (1.2%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.2%)
   United Microelectronics Corp. ADR(1),(2)                          299,100         2,527,395
                                                                                --------------
TOTAL TAIWAN                                                                         2,527,395
                                                                                --------------

UNITED KINGDOM (17.5%)
AIR FREIGHT & COURIERS (1.0%)
   Exel PLC                                                          201,750         2,211,514
                                                                                --------------

BANKS (3.4%)
   Barclays PLC                                                       72,515         2,128,239
   HSBC Holdings PLC                                                 199,840         2,183,511
   Royal Bank of Scotland Group PLC                                  128,150         3,139,358
                                                                                --------------
                                                                                     7,451,108
                                                                                --------------

BEVERAGES (1.2%)
   Diageo PLC                                                        217,263         2,581,306
                                                                                --------------

CHEMICALS (1.0%)
   BOC Group PLC                                                     148,697         2,193,617
                                                                                --------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
   Brambles Industries PLC                                           461,003         2,001,781
                                                                                --------------

DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.7%)
   mmo2 PLC(2)                                                     1,554,012         1,450,684
                                                                                --------------

HOTELS RESTAURANTS & LEISURE (1.0%)
   Six Continents PLC                                                225,178         2,248,563
                                                                                --------------

INSURANCE (0.9%)
   CGNU PLC                                                          201,740         2,047,332
                                                                                --------------

MEDIA (1.1%)
   Pearson PLC                                                       225,027         2,482,582
                                                                                --------------

METALS & MINING (0.9%)
   Anglo American PLC ADR                                            107,800         1,854,160
                                                                                --------------

OIL & GAS (2.3%)
   BG Group PLC                                                      496,255         2,053,077
   BP PLC                                                            364,294         3,001,389
                                                                                --------------
                                                                                     5,054,466
                                                                                --------------

PHARMACEUTICALS (1.8%)
   GlaxoSmithKline PLC                                               161,921         3,948,343
                                                                                --------------

WIRELESS TELECOMMUNICATIONS SERVICES (1.3%)
   Vodafone Group PLC                                              1,522,955         2,881,080
                                                                                --------------
TOTAL UNITED KINGDOM                                                                38,406,536
                                                                                --------------
  TOTAL COMMON STOCKS
   (Cost $208,706,678)                                                             206,549,315
                                                                                --------------

                 See Accompanying Notes to Financial Statements.

                                        6

                                                                      PAR
                                                                     (000)          VALUE
                                                                  ----------    --------------
SHORT-TERM INVESTMENT (4.6%)
   State Street Bank & Trust Co. Euro Time Deposit, 1.625%,
   3/01/02 (Cost $9,883,000)                                      $    9,883    $    9,883,000
                                                                                --------------
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $218,589,678(3))                          216,432,315

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                           293,881
                                                                                --------------
NET ASSETS (100.0%)                                                             $  216,726,196
                                                                                ==============

(1) Security or portion thereof is out on loan.

(2) Non-income producing security.

(3) Also cost for federal income tax purposes.

                            INVESTMENT ABBREVIATIONS

                    ADR                    American Depository Receipt
                    GDR                    Global Depository Receipt

                 See Accompanying Notes to Financial Statements.

                CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                    PORTFOLIO MANAGER'S LETTER

                                                                  March 28, 2002
Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional U.S. Core Equity Fund(1) (the "Fund") for the six months ended February 28, 2002.

At February 28, 2002, the net asset value ("NAV") of the Fund's shares was $11.31 per share, compared to an NAV of $11.98 on August 31, 2001. Assuming the reinvestment of distributions totaling $0.0690 per share, the Fund's total return was down 5.06%. By comparison, the Standard & Poor's 500 Index(2) declined 1.67% during the same period.

The Fund's underperformance was largely stock-specific and attributable to our holdings in the consumer discretionary and telecommunications sectors.

- In consumer discretionary, we emphasized retailers, media-based names and selected companies in the process of restructuring themselves to enhance profitability. Unfortunately, two of these stocks notably underperformed and were among the portfolio's biggest holdings at February 28: AOL Time Warner and McDonald's, each of which accounted for approximately 3.8% of total portfolio assets.

     AOL shares sold off on the company's announcement that it would take a large write-down of acquisition-related goodwill, as well as an analyst's downgraded opinion of the stock. We used this weakness as an opportunity to add to our position. As for McDonald's, some investors questioned its near-term profitability in light of factors that included a sluggish U.S. economy, the potentially negative currency impact of its overseas operations, and unfounded fears of mad cow disease in Japan. We continue to hold the stock and consider its current valuation to be compelling.

- In telecom, we held a mixture of established and emerging carriers of fixed-line and wireless services, some of which fared poorly. It's worth pointing out that we reduced the portfolio's wireless exposure during the semiannual period, but our remaining position nonetheless hurt overall performance.

Relative results were most favorable in our allocations to industrials, health care and basic materials. We overweighted industrials and basic materials, for instance, which have historically done well in anticipation of the early stages of a macroeconomic recovery.

We also overweighted health care--in which revenues and earnings are typically more predictable and stable than in most other sectors--in order to reduce the Fund's potential downside in case the economy did not begin to rebound. A good example of this rationale was Pfizer, the pharmaceutical giant, which was the Fund's largest position (I.E., approximately 5.1% of total portfolio assets at February 28). As was the case in industrials, our stock selection in health care was particularly effective.

As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC

D. Susan Everly, Director and Co-Portfolio Manager
Sheryl M. Hempel, Director and Co-Portfolio Manager
Margaret D. Miller, Vice President and Co-Portfolio Manager

               SUMMARY OF ANNUALIZED TOTAL RETURNS (2/28/2002)
        --------------------------------------------------------------
                                            SINCE            INCEPTION
        ONE YEAR        FIVE YEAR         INCEPTION            DATE
        --------        ---------         ---------            ----
          -10.23%            8.25%            12.98%         8/31/1994

(1) FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE FUND, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

(2) THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF COMMON STOCKS. IT INCLUDES REINVESTMENT OF DIVIDENDS, AND IS A REGISTERED TRADEMARK OF MCGRAW-HILL CO., INC. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

               CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2002 (UNAUDITED)

                                                                        NUMBER
                                                                       OF SHARES       VALUE
                                                                       ---------   ------------
COMMON STOCKS (98.0%)
AIRLINES (1.3%)
    AMR Corp.(1)                                                           5,000   $    130,500
                                                                                   ------------

BANKS (3.5%)
    Bank of America Corp.                                                  1,700        108,715
    Citigroup, Inc.                                                        2,300        104,075
    FleetBoston Financial Corp.                                            2,200         73,436
    PNC Financial Services Group                                           1,300         71,422
                                                                                   ------------
                                                                                        357,648
                                                                                   ------------

CHEMICALS (4.7%)
    Du Pont (E.I.) de Nemours & Co.                                        8,300        388,772
    PPG Industries, Inc.                                                   1,700         87,295
                                                                                   ------------
                                                                                        476,067
                                                                                   ------------

COMPUTER HARDWARE & BUSINESS MACHINES (2.9%)
    Cisco Systems, Inc.(1)                                                 5,400         77,058
    Compaq Computer Corp.                                                  6,200         62,868
    Dell Computer Corp.(1)                                                 6,000        148,140
                                                                                   ------------
                                                                                        288,066
                                                                                   ------------

COMPUTER SOFTWARE (4.9%)
    Microsoft Corp.(1)                                                     6,100        355,874
    VERITAS Software Corp.(1)                                              3,800        134,862
                                                                                   ------------
                                                                                        490,736
                                                                                   ------------

DRUGS (11.7%)
    Gilead Sciences, Inc.(1)                                               1,300         91,598
    Lilly (Eli) & Co.                                                      3,600        272,628
    Pfizer, Inc.                                                          12,500        512,000
    Pharmacia Corp.(1)                                                     7,500        307,875
                                                                                   ------------
                                                                                      1,184,101
                                                                                   ------------

ELECTRONIC EQUIPMENT (2.4%)
    Motorola, Inc.                                                        10,200        132,600
    Solectron Corp.(1)                                                    12,900        106,683
                                                                                   ------------
                                                                                        239,283
                                                                                   ------------

ENERGY RESERVES & PRODUCTION (2.8%)
    Exxon Mobil Corp.                                                      6,900        284,970
                                                                                   ------------
ENTERTAINMENT (1.2%)
    Viacom, Inc. Class B(1)                                                2,600        121,030
                                                                                   ------------
FINANCIAL SERVICES (6.7%)
    Cendant Corp.(1)                                                      24,900        433,509
    Freddie Mac                                                            2,100        133,854
    General Electric Co.                                                   2,800        107,800
                                                                                   ------------
                                                                                        675,163
                                                                                   ------------

FOOD & BEVERAGE (5.4%)
    Coca-Cola Co.                                                          3,500        165,865
    PepsiCo, Inc.                                                          6,700        338,350
    Wrigley (Wm.) Jr. Co.                                                    800         44,832
                                                                                   ------------
                                                                                        549,047
                                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                        9

                                                                        NUMBER
                                                                       OF SHARES       VALUE
                                                                       ---------   ------------
HEAVY ELECTRICAL EQUIPMENT (2.8%)
    Emerson Electric Co.                                                   4,900   $    282,191
                                                                                   ------------
HOME PRODUCTS (5.8%)
    Clorox Co.                                                             4,900        214,571
    Gillette Co.                                                          10,900        372,671
                                                                                   ------------
                                                                                        587,242
                                                                                   ------------

INDUSTRIAL PARTS (5.2%)
    Illinois Tool Works, Inc.                                              3,800        279,528
    United Technologies Corp.                                              3,300        240,735
                                                                                   ------------
                                                                                        520,263
                                                                                   ------------

INFORMATION SERVICE (3.8%)
    AOL Time Warner, Inc.(1)                                              15,500        384,400
                                                                                   ------------
INVESTMENT COMPANY (0.8%)
    Standard & Poor's Depository Receipts (Spiders)                          700         77,805
                                                                                   ------------
LIFE & HEALTH INSURANCE (2.9%)
    AFLAC, Inc.                                                           11,200        287,840
                                                                                   ------------
MEDIA (0.5%)
    Clear Channel Communications, Inc.(1)                                  1,200         55,944
                                                                                   ------------
MEDICAL PRODUCTS & SUPPLIES (5.6%)
    Guidant Corp.(1)                                                       4,300        178,450
    Medtronic, Inc.                                                        8,600        383,044
                                                                                   ------------
                                                                                        561,494
                                                                                   ------------

MINING & METALS (0.9%)
    Alcoa, Inc.                                                            2,300         86,411
                                                                                   ------------
OIL REFINING (3.6%)
    Conoco, Inc.                                                          13,000        359,580
                                                                                   ------------
PROPERTY & CASUALTY INSURANCE (3.0%)
    American International Group, Inc.                                     4,100        303,277
                                                                                   ------------
RESTAURANTS (3.8%)
    McDonald's Corp.                                                      14,700        383,670
                                                                                   ------------
RETAIL (0.3%)
    Staples, Inc.(1)                                                       1,400         27,538
                                                                                   ------------
SEMICONDUCTOR (3.9%)
    Intel Corp.                                                            6,800        194,140
    Texas Instruments, Inc.                                                3,900        114,465
    Xilinx, Inc.(2)                                                        2,300         82,616
                                                                                   ------------
                                                                                        391,221
                                                                                   ------------

TELEPHONE (2.7%)
    SBC Communications, Inc.                                               7,200        272,448
                                                                                   ------------
TOBACCO (2.3%)
    Philip Morris Companies, Inc.                                          4,500        236,970
                                                                                   ------------
TRUCKING, SHIPPING, AIR FREIGHT (1.6%)
    United Parcel Service, Inc.                                            2,700        159,138
                                                                                   ------------
WIRELESS TELECOMMUNICATIONS (1.0%)
    AT&T Wireless Services, Inc.(1)                                       10,100        101,909
                                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $9,233,648)                                                                  9,875,952
                                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                       10

                                                                          PAR
                                                                         (000)        VALUE
                                                                       ---------   ------------
SHORT-TERM INVESTMENT (2.5%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.625%, 3/01/02
    (Cost $251,000)                                                    $     251   $    251,000
                                                                                   ------------
TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $9,484,648(3))                             10,126,952
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)                                           (49,912)
                                                                                   ------------
NET ASSETS (100.0%)                                                                $ 10,077,040
                                                                                   ============

(1) Non-income producing security.

(2) Security or portion thereof is out on loan.

(3) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                  March 28, 2002
Dear Shareholders:
We are writing to report on the results of the Credit Suisse Institutional Fixed Income Fund(1) (the "Fund") for the six months ended February 28, 2002.

At February 28, 2002, the net asset value ("NAV") of the Fund's shares was $14.92, compared to an NAV of $15.79 on August 31, 2001. Assuming the reinvestment of distributions totaling $0.8453 per share, the Fund's total return was down 0.11%. By comparison, the Lehman Brothers U.S. Aggregate Bond Index(2) returned 3.01% during the same period.

We attribute the Fund's underperformance of its Lehman benchmark to market trends that worked against our approach in three specific phases of the half-year:

- SEPTEMBER: FLIGHT TO QUALITY. Within the broad fixed income market, the events of September 11 sparked a classic "flight to quality" rally in the second half of September. Highest-quality instruments like U.S. Treasury issues and government agency securities thrived, while comparatively risky sectors endured heavy selling.

     Until then, our core strategy of making meaningful allocations to "spread product"--debt securities whose valuations are based on the difference, or "spread," between their yields and those of comparable-maturity Treasury debt--had been fairly successful in much of 2001. The success proved only ephemeral in the face of an unpredictable catastrophe like September 11, however, and our holdings in spread-based sectors like investment-grade corporate bonds, high yield and emerging market debt dampened the Fund's overall return accordingly.

- FOURTH QUARTER: HURT BY ARGENTINA AND HIGH YIELD. Although there was a gradual improvement in market sentiment as the fourth quarter progressed, performance suffered somewhat from our relatively small exposure to Argentine sovereign debt and certain high yield issuers. We invested in Argentina based on our analysis that its potential rewards outweighed its inherent risks, but the worst-case scenario there (i.e., government default) became reality. As for high yield, some of our positions succumbed to generalized concerns about the availability of financing for lower-quality borrowers in the aftermath of September 11.

- JANUARY-FEBRUARY: THE ENRON EFFECT. The unfolding Enron scandal sparked jitters about questionable accounting practices and corporate governance issues throughout the financial markets in January and February. In fixed income, it had the especially notable impact of closing access to the commercial paper market for some prominent corporate borrowers. This, in turn, prompted harsh selling among corporates that we felt was indiscriminate and without regard to company fundamentals, which are the foundation of our corporate investment methodology. Unfortunately for the Fund, we held above-market positions in the bonds of a handful of telecommunications and power companies that were thus tarred by the broad strokes of the Enron brush.

The most positive contribution to performance was our investment in securitized debt, both in terms of sector allocation and security selection. We fared well in mortgage-backed securities (MBS), for example, by underweighting them while they underperformed in the early part of the fiscal half-year and then capitalizing on their attractive valuations to overweight them in late 2001, when they started to outperform. Our weighting decisions and security selection within asset-backed securities and commercial MBS were similarly successful.

As developments occur in the fixed income markets that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC

Gregg M. Diliberto, Managing Director
Jo Ann Corkran, Managing Director
Jose A. Rodriguez, Director
Leland E. Crabbe, Director

               SUMMARY OF ANNUALIZED TOTAL RETURNS (2/28/2002)
        --------------------------------------------------------------
                                            SINCE            INCEPTION
        ONE YEAR        FIVE YEAR         INCEPTION            DATE
        --------        ---------         ---------          ---------
          4.64%           6.77%             7.12%            3/31/1994

(1) FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE FUND, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

(2) THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS COMPOSED OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATEBOND INDEX AND THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX. THE U.S. AGGREGATE BOND INDEX INCLUDES U.S. TREASURY AND AGENCY ISSUES, CORPORATE BOND ISSUES AND MORTGAGE-BACKED SECURITIES RATED INVESTMENT-GRADE OR HIGHER BY MOODY'S INVESTORS SERVICE, STANDARD & POOR'S CORPORATION OR FITCH INVESTORS' SERVICE. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2002 (UNAUDITED)

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
CORPORATE BONDS (47.1%)
AEROSPACE & DEFENSE (0.1%)
$     280  Sequa Corp., Senior Notes                                               (BB , Ba3)      08/01/09   9.000  $     276,500
      225  Sequa Corp., Series B, Senior Notes                                     (BB , Ba3)      04/01/08   8.875        221,625
                                                                                                                     -------------
                                                                                                                           498,125
                                                                                                                     -------------

APPAREL (0.1%)
      495  Levi Strauss & Co.                                                      (BB- , B2)      11/01/06   7.000        425,700
                                                                                                                     -------------

AUTOMOBILE MANUFACTURERS (2.0%)
      530  DaimlerChrysler NA Holding Corp., Company
             Guaranteed, Global Notes                                              (BBB+ , A3)     01/18/11   7.750        562,598
    1,665  DaimlerChrysler NA Holding Corp., Company
             Guaranteed, Global Notes                                              (BBB+ , A3)     01/18/31   8.500      1,880,058
    1,000  DaimlerChrysler NA Holding Corp., Global
             Company Guaranteed                                                    (BBB+ , A3)     06/15/10   8.000      1,074,843
    3,095  General Motors Corp., Global Bonds                                      (BBB+ , A3)     05/01/28   6.750      2,850,278
    2,775  General Motors Corp., Global Notes                                      (BBB+ , A3)     01/15/11   7.200      2,846,512
                                                                                                                     -------------
                                                                                                                         9,214,289
                                                                                                                     -------------

AUTOMOBILE PARTS & EQUIPMENT (0.5%)
      550  Collins & Aikman Products Corp., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 04/15/02 @ $103.83)                                          (B , B2)       04/15/06  11.500        478,500
    1,675  Visteon Corp., Global Senior Notes                                     (BBB , Baa2)     08/01/10   8.250      1,700,705
                                                                                                                     -------------
                                                                                                                         2,179,205
                                                                                                                     -------------

BANKS (1.8%)
      570  Bank of America Corp., Global Subordinated Notes                         (A , Aa3)      01/15/11   7.400        623,288
    5,700  Bank One Corp., Global Subordinated Notes                                (A- , A1)      11/15/11   5.900      5,655,078
    2,260  First Republic Bank, Subordinated Notes                                 (BB+ , NR)      09/15/12   7.750      2,011,673
                                                                                                                     -------------
                                                                                                                         8,290,039
                                                                                                                     -------------

BUILDING MATERIALS (0.1%)
      295  Brand Scaffold Services, Senior Unsecured Notes
             (Callable 02/15/03 @ $105.12)                                          (B- , B3)      02/15/08  10.250        275,456
      240  Dayton Superior Corp., Company Guaranteed Notes
             (Callable 06/15/07 @ $102.17)                                          (B- , B3)      06/15/09  13.000        245,100
                                                                                                                     -------------
                                                                                                                           520,556
                                                                                                                     -------------

CHEMICALS (0.2%)
      260  Mississippi Chemical Corp.                                               (B , B3)       11/15/17   7.250        126,100
      580  Scotts Co., Company Guaranteed
            (Callable 01/15/04 @ $104.313)                                          (B+ , B2)      01/15/09   8.625        603,200
                                                                                                                     -------------
                                                                                                                           729,300
                                                                                                                     -------------

COMMERCIAL SERVICES (0.1%)
      270  Iron Mountain, Inc., Company Guaranteed
             (Callable 04/01/06 @ $104.313)                                         (B , B2)       04/01/13   8.625        283,500
      275  La Petite Academy, Inc., Series B, Company Guaranteed
             (Callable 05/15/03 @ $105.00)                                         (CCC- , Caa3)   05/15/08  10.000        199,375
                                                                                                                     -------------
                                                                                                                           482,875
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       13

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
COMPUTERS (0.1%)
$     238  DIVA Systems Corp., Series B, Senior Discount Notes
             (Callable 03/01/03 @ $106.31)(2)                                        (NR , NR)     03/01/08  12.625  $      39,270
      410  Unisys Corp., Senior Notes                                               (BB+ , Ba1)    01/15/05   7.250        399,750
                                                                                                                     -------------
                                                                                                                           439,020
                                                                                                                     -------------

DIVERSIFIED FINANCIALS (7.6%)
      885  Citigroup, Inc., Global Subordinated Notes                               (A+ , Aa2)     10/01/10   7.250        960,389
    1,385  Conseco Finance Trust III Bonds                                         (CCC , Caa2)    04/01/27   8.796        443,200
      500  Ford Motor Credit Co., Global Bonds                                      (BBB+ , A3)    02/01/11   7.375        504,968
      225  Ford Motor Credit Co., Global Notes                                      (BBB+ , A3)    02/01/06   6.875        226,240
    4,100  Ford Motor Credit Co., Global Notes                                      (BBB+ , A3)    01/25/07   6.500      4,062,538
      980  Ford Motor Credit Co., Global Notes                                      (BBB+ , A3)    10/28/09   7.375        979,186
    4,050  Ford Motor Credit Co., Global Notes                                      (BBB+ , A3)    06/15/10   7.875      4,221,250
    1,750  Ford Motor Credit Co., Global Notes                                      (BBB+ , A2)    10/25/11   7.250      1,752,292
      200  General Motors Acceptance Corp., Global Notes                            (BBB+ , A2)    01/15/06   6.750        205,165
    1,750  General Motors Acceptance Corp., Global Notes                            (BBB+ , A2)    09/15/11   6.875      1,746,446
    4,770  Goldman Sachs Group, Inc., Global Notes                                   (A+ , A1)     01/15/12   6.600      4,869,579
    1,685  Goldman Sachs Group, Inc., Series EMTN, Global Senior
             Unsubordinated                                                          (A+ , A1)     01/28/10   7.800      1,847,951
      380  J.P. Morgan Chase & Co., Global Senior Notes                             (AA- , Aa3)    02/25/04   5.750        394,182
    3,275  J.P. Morgan Chase & Co., Global Subordinated Notes                        (A+ , A1)     02/01/11   6.750      3,353,692
    1,165  Lehman Brothers Holdings, Inc., Global Notes                              (A , A2)      04/01/04   6.625      1,228,438
    1,095  Lehman Brothers Holdings, Inc., Global Notes                              (A , A2)      05/15/06   6.250      1,135,432
      360  Lehman Brothers Holdings, Inc., Global Notes                              (A , A2)      06/15/07   8.250        401,916
    3,140  Monumental Global Funding, Rule 144A, Secured,
             Private Placement(3)                                                   (AA+ , Aa3)    01/19/06   6.050      3,247,997
    2,100  Morgan Stanley Dean Witter, Global Notes                                 (AA- , Aa3)    06/15/05   7.750      2,299,347
    1,600  National Rural Utilities Cooperative Finance Corp.,
             Global Bonds                                                            (A , A2)      03/01/32   8.000      1,598,224
                                                                                                                     -------------
                                                                                                                        35,478,432
                                                                                                                     -------------

ELECTRIC (6.9%)
      555  Calpine Corp., Senior Notes                                              (BB+ , Ba1)    08/15/10   8.625        392,986
    5,100  Calpine Corp., Senior Notes                                              (BB+ , Ba1)    02/15/11   8.500      3,677,880
    2,005  Cilcorp, Inc., Bonds                                                    (BB+ , Baa2)    10/15/29   9.375      1,982,785
    1,310  CMS Energy Corp., Senior Notes                                           (BB , Ba3)     04/15/11   8.500      1,305,897
    1,115  CMS Energy Corp., Senior Unsecured Notes                                 (BB , Ba3)     01/15/09   7.500      1,055,327
      355  CMS Energy Corp., Series B, Senior Notes                                 (BB , Ba3)     01/15/04   6.750        344,528
    2,580  FirstEnergy Corp., Series B, Global Notes                               (BBB- , Baa2)   11/15/11   6.450      2,572,892
    1,500  FirstEnergy Corp., Series C, Global Notes                               (BBB- , Baa2)   11/15/31   7.375      1,525,644
    2,245  Mirant Americas Generation Corp., Rule 144A,
             Private Placement Bonds(3)                                            (BBB- , Ba1)    10/01/21   8.500      1,699,074
    3,090  Mirant Americas Generation Corp., Senior Notes                          (BBB- , Ba1)    05/01/06   7.625      2,629,167
    1,605  NRG Energy, Inc., Senior Notes                                          (BBB- , Baa3)   09/15/10   8.250      1,606,189
      890  NRG Energy, Inc., Senior Notes                                          (BBB- , Baa3)   04/01/11   7.750        865,349
    1,555  NRG Energy, Inc., Senior Notes                                          (BBB- , Baa3)   04/01/31   8.625      1,513,264
    1,868  NRG South Central LLC, Series A-1,
             Company Guaranteed                                                    (BBB- , Baa2)   03/15/16   8.962      1,939,154
   02,455  PG&E National Energy Group, Global Senior Notes                         (BBB , Baa2)    05/16/11  10.375      2,508,524
    1,195  Pinnacle Partners, Rule 144A, Senior Notes(3)                           (BBB- , Ba1)    08/15/04   8.830      1,178,049
      410  Potomac Electric Power Co., 1st Mortgage
             (Callable 05/15/02 @ $103.21)                                           (A , A1)      05/15/27   8.500        434,255
    1,655  Progress Energy, Inc., Senior Notes                                     (BBB , Baa1)    03/01/06   6.750      1,742,258
    1,675  PSEG Power LLC, Global Company Guaranteed                               (BBB , Baa1)    04/15/06   6.875      1,727,126
    1,725  Texas Utilities Holdings Corp., Series J, Senior Notes                  (BBB , Baa3)    06/15/06   6.375      1,754,930
                                                                                                                     -------------
                                                                                                                        32,455,278
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       14

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
$     410  Motors & Gears, Inc., Series D, Senior Notes
             (Callable 11/15/02 @ $103.58)                                          (B , Caa1)     11/15/06  10.750  $     389,500
                                                                                                                     -------------

ELECTRONICS (0.1%)
      350  Fisher Scientific International, Senior Subordinated Notes
             (Callable 02/01/03 @ $104.50)                                           (B- , B3)     02/01/08   9.000        365,750
                                                                                                                     -------------

ENTERTAINMENT (0.3%)
      320  Argosy Gaming Co., Company Guaranteed
             (Callable 06/01/04 @ $105.38)                                           (B+ , B2)     06/01/09  10.750        356,400
      300  Horseshoe Gaming Holdings, Series B, Company
             Guaranteed (Callable 05/15/04 @ $104.31)                                (B+ , B2)     05/15/09   8.625        313,875
      210  Isle of Capri Casinos, Inc., Company Guaranteed
             (Callable 04/15/04 @ $104.38)                                           (B , B2)      04/15/09   8.750        211,050
       80  Mohegan Tribal Gaming, Global Senior Subordinated
             Notes (Callable 07/01/06 @ $104.188)                                  (BB- , Ba3)     07/01/11   8.375         82,400
      465  Sun International Hotels, Ltd., Global Company
             Guaranteed (Callable 08/15/06 @ $104.438)                              (B+ , Ba3)     08/15/11   8.875        466,162
                                                                                                                     -------------
                                                                                                                         1,429,887
                                                                                                                     -------------

ENVIRONMENTAL CONTROL (0.6%)
      610  Allied Waste North America, Series B, Company
             Guaranteed (Callable 08/01/04 @ $105.00)                               (B+ , B2)      08/01/09  10.000        623,725
      290  Allied Waste North America, Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 01/01/04 @ $103.94)                                         (BB- , Ba3)     01/01/09   7.875        287,100
    1,945  Allied Waste North America, Series B, Global Company
             Guaranteed                                                            (BB- , Ba3)     04/01/08   8.875      2,017,937
                                                                                                                     -------------
                                                                                                                         2,928,762
                                                                                                                     -------------

FOOD (1.0%)
      600  Agrilink Foods, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 11/01/03 @ $105.94)                        (B- , B3)     11/01/08  11.875        591,000
      515  Archibald Candy Corp., Company Guaranteed, Senior
             Secured Notes (Callable 07/01/02 @ $102.56)(4)                         (D , Caa2)     07/01/04  10.250        265,225
      420  Aurora Foods, Inc., Series B, Senior Subordinated
             Notes (Callable 07/01/03 @ $106.38)                                  (CCC+ , Caa1)    07/01/08   8.750        394,800
       30  Fleming Companies, Inc., Company Guaranteed
             (Callable 04/01/05 @ $105.06)                                          (B+ , Ba3)     04/01/08  10.125         30,525
      395  Land O' Lakes, Inc., Senior Notes
             (Callable 11/15/06 @ $104.375)                                         (BB , Ba3)     11/15/11   8.750        390,062
       90  Premier International Foods PLC, Yankee Senior Notes
             (Callable 09/01/04 @ $106.00)                                           (B- , B3)     09/01/09  12.000         99,450
      285  Stater Brothers Holdings, Senior Notes
             (Callable 08/15/03 @ $105.38)                                           (B- , B2)     08/15/06  10.750        299,250
    2,550  Tyson Foods, Inc., Rule 144A, Private Placement Notes(3)                (BBB , Baa3)    10/01/04   6.625      2,631,401
                                                                                                                     -------------
                                                                                                                         4,701,713
                                                                                                                     -------------

FOREST PRODUCTS, PAPER (0.1%)
      495  Georgia-Pacific Corp., Notes                                           (BBB- , Baa3)    05/15/31   8.875        438,550
                                                                                                                     -------------

GAS (0.4%)
    1,605  Keyspan Corp., Senior Notes                                               (A , A3)      11/15/30   8.000      1,850,244
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       15

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
HEALTHCARE SERVICES (0.3%)
$     280  Extendicare Health Services, Inc., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 12/15/02 @ $104.68)                                         (CCC+ , B3)     12/15/07   9.350  $     246,400
       20  HCA - The Healthcare Co.                                               (BBB- , Ba1)     09/01/10   8.750         22,500
      665  HCA, Inc.                                                              (BBB- , Ba1)     06/15/05   6.910        688,594
      415  Magellan Health Services, Inc., Senior Subordinated Notes
             (Callable 02/15/03 @ $104.50)                                          (B- , B3)      02/15/08   9.000        344,450
      250  Tenet Healthcare Corp., Series B, Senior Subordinated
             Notes (Callable 06/01/03 @ $104.06)                                  (BBB- , Ba1)     12/01/08   8.125        268,750
                                                                                                                     -------------
                                                                                                                         1,570,694
                                                                                                                     -------------

HOLDING COMPANIES (0.1%)
      365  Werner Holdings Co., Inc., Series A, Company Guaranteed
             (Callable 11/15/02 @ $105.00)                                          (B- , B2)      11/15/07  10.000        363,175
                                                                                                                     -------------

HOME BUILDERS (0.1%)
      225  KB Home, Senior Subordinated Notes
             (Callable 02/15/06 @ $104.75)                                         (BB- , Ba3)     02/15/11   9.500        234,562
      155  Ryland Group                                                            (BB , Ba2)      09/01/10   9.750        170,113
                                                                                                                     -------------
                                                                                                                           404,675
                                                                                                                     -------------

INSURANCE (0.9%)
      210  Allstate Corp., Senior Notes                                             (A+ , A1)      12/01/09   7.200        226,027
    1,060  American General Institute Capital Trust, Rule 144A,
             Company Guaranteed(3)                                                 (AA , Aa3)      03/15/46   8.125      1,192,753
    2,330  Conseco, Inc.                                                            (B , B2)       10/15/06   9.000      1,287,325
    1,600  Prudential Insurance Co. of America, Rule 144A, Notes(3)                 (A- , A3)      04/15/03   6.875      1,653,602
                                                                                                                     -------------
                                                                                                                         4,359,707
                                                                                                                     -------------

IRON & STEEL (0.1%)
      530  AK Steel Corp., Company Guaranteed
             (Callable 02/15/04 @ $103.94)                                         (BB , Ba2)      02/15/09   7.875        532,650
                                                                                                                     -------------

LEISURE (0.1%)
      705  Hard Rock Hotel, Inc., Series B, Senior Subordinated
             Notes (Callable 04/01/02 @ $104.63)                                   (B- , Caa2)     04/01/05   9.250        703,238
                                                                                                                     -------------

LODGING (1.8%)
       80  Ameristar Casinos, Inc., Company Guaranteed
             (Callable 2/15/06 @ $105.38)                                           (B- , B3)      02/15/09  10.750         88,800
      440  Aztar Corp., Senior Subordinated Notes
             (Callable 05/15/03 @ $104.44)                                         (B+ , Ba3)      05/15/07   8.875        456,500
    1,115  Hilton Hotels Corp., Notes                                             (BBB- , Ba1)     02/15/11   8.250      1,135,848
    1,030  ITT Corp.                                                              (BBB- , Ba1)     11/15/05   6.750      1,034,119
      235  Mandalay Resort Group, Senior Subordinated Notes
             (Callable 12/01/02 @ $104.63)                                         (BB- , Ba3)     12/01/05   9.250        242,638
      260  MGM Mirage, Inc., Company Guaranteed                                    (BB+ , Ba2)     06/01/07   9.750        283,075
    2,130  MGM Mirage, Inc., Company Guaranteed                                   (BBB- , Ba1)     09/15/10   8.500      2,258,482
    1,860  Park Place Entertainment, Senior Subordinated Notes                     (BB+ , Ba2)     12/15/05   7.875      1,897,200
      500  Station Casinos, Inc., Senior Subordinated Notes
             (Callable 07/01/05 @ $103.70)                                          (B+ , B1)      07/01/10   9.875        537,500
      780  Windsor Woodmont Black Hawk, Series B, First Mortgage
             (Callable 03/15/02 @ $113.00)                                         (CCC+ , NR)     03/15/05  13.000        686,400
                                                                                                                     -------------
                                                                                                                         8,620,562
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       16

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                       -----------------  --------  ------  -------------
MEDIA (5.3%)
$     485  Adelphia Communications Corp., Senior Notes                              (B+ , B2)      01/15/07   8.875  $     480,150
      150  Adelphia Communications Corp., Senior Notes                             (BB+ , B2)      10/01/07   8.750        145,875
      540  Adelphia Communications Corp., Senior Notes                              (B+ , B2)      05/01/09   7.875        500,850
      340  Adelphia Communications Corp., Senior Notes                              (B+ , B2)      11/15/09   9.375        337,450
      130  Adelphia Communications Corp., Senior Notes                              (B+ , B2)      10/01/10  10.875        138,450
    2,390  Adelphia Communications Corp., Senior Notes                              (B+ , B2)      06/15/11  10.250      2,473,650
      410  American Lawyer Media, Series B, Company Guaranteed
             (Callable 12/15/02 @ $104.87)                                         (CCC+ , B3)     12/15/07   9.750        319,800
    2,485  AOL Time Warner, Inc., Global Bonds                                    (BBB+ , Baa1)    04/15/31   7.625      2,567,972
      695  Charter Communications Holdings LLC                                      (B+ , B2)      11/15/09   9.625        670,675
      250  Charter Communications Holdings LLC,
             Global Senior Notes                                                    (B+ , B2)      11/15/09   9.625        241,250
      115  Charter Communications Holdings LLC, Senior Discount
             Notes (Callable 04/01/04 @ $104.96)                                    (B+ , B2)      04/01/11   9.920         80,788
      515  Charter Communications Holdings LLC, Senior Notes
             (Callable 04/01/04 @ $104.31)                                          (B+ , B2)      04/01/09   8.625        471,225
    1,950  Charter Communications Holdings, Global Senior Notes                     (B+ , B2)      10/01/09  10.750      1,959,750
      775  Clear Channel Communications, Inc. Global Notes                        (BBB- , Baa3)    11/01/06   6.000        757,621
      180  Clear Channel Communications, Inc., Company
             Guaranteed, Senior Subordinated Notes                                (BBB- , Ba1)     11/01/08   8.000        188,550
      420  Coaxial Communications of Central Ohio, Inc.,
             Company Guaranteed, Senior Notes
             (Callable 08/15/02 @ $105.00)                                          (B , B3)       08/15/06  10.000        422,100
      535  Comcast Cable Communications, Senior Notes                             (BBB , Baa2)     01/30/11   6.750        534,277
    3,300  Cox Communications, Inc.                                               (BBB , Baa2)     11/01/10   7.750      3,491,558
       90  CSC Holdings, Inc., Senior Notes                                        (BB+ , Ba1)     12/15/07   7.875         91,442
      520  CSC Holdings, Inc., Series B, Senior Notes                              (BB+ , Ba1)     04/01/11   7.625        507,550
      150  Echostar DBS Corp., Senior Notes
             (Callable 02/01/03 @ $104.63)                                          (B+ , B1)      02/01/06   9.250        153,750
    1,635  Fox Sports Network LLC, Senior Notes
             (Callable 08/15/02 @ $104.44)                                        (BBB- , Ba1)     08/15/07   8.875      1,724,925
      485  Frontiervision Holdings LP, Senior Discount Notes
             (Callable 09/15/02 @ $105.94)                                          (B+ , B2)      09/15/07  11.875        522,588
      255  James Cable Partners LP, Series B, Senior Notes
             (Callable 08/15/02 @ $102.69)                                         (NR , Caa2)     08/15/04  10.750        159,375
      270  Mediacom LLC Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)                                          (B+ , B2)      01/15/13   9.500        283,500
    1,225  News America Holdings, Inc., Company Guaranteed                        (BBB- , Baa3)    02/01/13   9.250      1,421,752
    1,515  News America Holdings, Inc., Debentures                                (BBB- , Baa3)    08/10/18   8.250      1,575,167
      195  Northland Cable Television, Company Guaranteed
             (Callable 11/15/02 @ $105.12)                                         (B- , Caa1)     11/15/07  10.250        165,750
      538  Olympus Communications LP, Series B, Senior Notes
             (Callable 11/15/02 @ $103.54)                                          (B+ , B2)      11/15/06  10.625        551,450
      260  Price Communications Wireless, Inc., Series B,
             Company Guaranteed (Callable 06/15/02 @ $104.56)                      (B+ , Ba2)      12/15/06   9.125        263,900
      180  Rogers Communications, Inc., Yankee Senior Notes
             (Callable 01/15/03 @ $101.52)                                         (BB- , Ba2)     01/15/06   9.125        176,400
    1,390  Telemundo Holdings, Inc., Series D, Global Senior
             Discount Notes (Callable 08/15/03 @ $105.75)(2)                       (CCC+ , B3)     08/15/08  11.500      1,292,700
      110  Time Warner, Inc., Company Guaranteed                                  (BBB+ , Baa1)    05/15/29   6.625        100,835
       30  Young Broadcasting, Inc., Global Company Guaranteed
             (Callable 03/01/06 @ $105.00)                                          (B , B2)       03/01/11  10.000         30,300
                                                                                                                     -------------
                                                                                                                        24,803,375
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       17

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
METAL FABRICATE/HARDWARE (0.1%)
$     165  Gulf States Steel, Inc., First Mortgage
             (Callable 04/15/03 @ $100.00)(4)                                       (NR , NR)      04/15/03  13.500  $          17
      420  Owens-Brockway Glass Container, Rule 144A, Private
             Placement, Secured (Callable 02/15/06 @ 104.438)(3)                    (BB , B2)      02/15/09   8.875        429,450
                                                                                                                     -------------
                                                                                                                           429,467
                                                                                                                     -------------

MINING (0.2%)
    1,085  Phelps Dodge Corp., Senior Notes                                       (BBB- , Baa3)    06/01/31   9.500        971,658
                                                                                                                     -------------

MISCELLANEOUS MANUFACTURING (0.0%)
      355  Jackson Products, Inc., Series B, Company Guaranteed
             (Callable 04/15/02 @ $103.17)                                         (CC , Caa3)     04/15/05   9.500        150,875
                                                                                                                     -------------

OIL & GAS (3.1%)
      360  Abraxas Petroleum Corp., Series B, Company Guaranteed
             (Callable 03/15/02 @ $103.167)                                         (NR , B3)      03/15/03  12.875        361,800
    1,950  Anadarko Petroleum Corp., Debentures                                   (BBB+ , Baa1)    10/15/26   7.500      2,053,449
      725  Chesapeake Energy Corp., Global Company Guaranteed,
             Senior Notes (Callable 04/01/06 @ $104.06)                             (B+ , B2)      04/01/11   8.125        714,125
    2,850  Conoco Funding Co., Global Company Guaranteed                          (BBB+ , Baa1)    10/15/31   7.250      3,107,141
    3,155  Consolidated Natural Gas Co., Senior Notes                              (BBB+ , A3)     04/15/11   6.850      3,250,988
      520  Denbury Management, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 03/01/03 @ $104.50)                       (B- , B3)      03/01/08   9.000        491,400
      410  Dominion Resources, Inc., Debentures
             (Putable 10/15/06 @ $100.00)                                          (BBB+ , A3)     10/15/26   6.875        432,535
    1,725  Enterprise Products Partners LP, Company Guaranteed                    (BBB , Baa2)     02/01/11   7.500      1,801,457
    1,250  Magnum Hunter Resources, Inc., Company Guaranteed
             (Callable 06/01/02 @ $105.00)                                          (B , B2)       06/01/07  10.000      1,231,250
       85  Mission Resources Corp., Series C, Global Company
             Guaranteed (Callable 04/01/02 @ $105.44)                               (B- , B3)      04/01/07  10.875         75,438
      485  Ocean Energy, Inc., Senior Notes                                       (BBB- , Baa3)    08/01/03   7.875        485,606
      325  Ocean Energy, Inc., Series B, Company Guaranteed
             (Callable 07/01/03 @ $104.19)                                         (BB+ , Ba1)     07/01/08   8.375        341,250
       80  Parker Drilling Co., Series D, Company Guaranteed
             (Callable 11/15/02 @ $103.25)                                          (B+ , B1)      11/15/06   9.750         80,600
                                                                                                                     -------------
                                                                                                                        14,427,039
                                                                                                                     -------------

OIL & GAS SERVICES (0.1%)
      670  Southwest Royalties, Inc., Series B, Company Guaranteed
             (Callable 10/15/02 @ $102.63)                                        (CCC- , Caa2)    10/15/04  10.500        499,150
                                                                                                                     -------------

PACKAGING & CONTAINERS (0.2%)
      550  Crown Packaging, Ltd., Yankee Senior Discount Notes
             (Callable 08/01/03 @ $102.00)                                          (NR , NR)      08/01/06  14.000             55
      450  Four M Corp., Series B, Senior Secured Notes
             (Callable 06/01/02 @ $104.00)                                          (B , B3)       06/01/06  12.000        455,625
      475  Owens-Illinois, Inc., Senior Notes                                       (B+ , B3)      05/15/08   7.350        429,875
                                                                                                                     -------------
                                                                                                                           885,555
                                                                                                                     -------------

PHARMACEUTICALS (0.0%)
       40  NBTY, Inc., Series B, Senior Subordinated Notes
             (Callable 09/15/02 @ $104.31)                                          (B+ , B1)      09/15/07   8.625         39,200
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       18

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
PIPELINES (2.7%)
$   2,785  Duke Energy Field Services, Notes                                      (BBB , Baa2)     08/16/05   7.500  $   2,908,211
       80  El Paso Corp., Senior Notes                                            (BBB , Baa2)     05/15/11   7.000         78,994
    2,260  El Paso Corp., Series MTN Global Senior Notes                          (BBB , Baa2)     08/01/31   7.800      2,237,215
    2,050  El Paso Corp., Series MTN, Global Senior Notes                         (BBB , Baa2)     01/15/32   7.750      2,014,258
      411  Enron Corp., Notes(4)                                                    (D , B2)       06/15/03   7.875         65,760
      375  Western Gas Resources, Inc., Company Guaranteed
             (Callable 06/15/04 @ $105.00)                                         (BB- , Ba3)     06/15/09  10.000        394,688
    1,400  Williams Companies, Inc., Notes                                        (BBB , Baa2)     09/01/11   7.125      1,289,422
    1,700  Williams Companies, Inc., Notes                                        (BBB , Baa2)     09/01/21   7.875      1,528,366
    1,910  Williams Companies, Inc., Notes                                        (BBB , Baa2)     06/15/31   7.750      1,684,055
      250  Williams Companies, Inc., Series A, Global Debentures                 (BBB- , Baa2)     01/15/31   7.500        214,081
                                                                                                                     -------------
                                                                                                                        12,415,050
                                                                                                                     -------------

REAL ESTATE INVESTMENT TRUST (0.1%)
      440  MeriStar Hospitality Corp., Global Company Guaranteed                    (B+ , Ba2)     01/15/08   9.000        440,000
                                                                                                                     -------------

RETAIL (0.4%)
       50  Kmart Corp., Notes(4)                                                    (D , Ca)       02/01/06   9.375         22,000
    1,635  Kmart Corp., Rule 144A, Private Placement Notes(3),(4)                   (D , Ca)       06/15/08   9.875        694,875
      885  Kmart Corp., Series 1995, Class K3, Pass Thru Certificates
             (Callable 06/29/07 @ $100.00)(4)                                     (CCC- , Caa2)    01/02/15   8.540        477,894
       60  Kmart Corp., Series K-2, Pass Thru Certificates(4)                     (CCC- , Caa2)    01/05/20   9.780         30,600
      565  Sbarro, Inc., Company Guaranteed, Senior Notes
             (Callable 09/15/04 @ $105.50)                                         (B+ , Ba3)      09/15/09  11.000        576,300
                                                                                                                     -------------
                                                                                                                         1,801,669
                                                                                                                     -------------

SAVINGS & LOANS (0.2%)
      500  Long Island Savings Bank FSB                                           (BBB , Baa2)     06/13/02   7.000        506,452
      290  Sovereign Bancorp, Inc., Senior Notes                                   (BB+ , Ba2)     11/15/06  10.500        316,100
                                                                                                                     -------------
                                                                                                                           822,552
                                                                                                                     -------------

TELECOMMUNICATIONS (8.6%)
      475  Alamosa PCS Holdings, Inc., Company Guaranteed
             (Callable 02/15/05 @ $106.44)(2)                                     (CCC , Caa1)     02/15/10  12.875        182,875
       10  AT&T Corp., Global Notes                                                (BBB+ , A3)     03/15/04   5.625         10,088
      480  AT&T Corp., Global Notes                                                (BBB+ , A3)     03/15/09   6.000        450,232
      865  AT&T Corp., Global Notes                                                (BBB+ , A3)     03/15/29   6.500        740,487
    4,500  AT&T Corp., Rule 144A, Private Placement Senior Notes(3)                (BBB+ , A3)     11/15/11   7.300      4,518,815
    1,100  AT&T Wireless Services, Inc., Global Senior Notes                      (BBB , Baa2)     03/01/11   7.875      1,145,774
      650  AT&T Wireless Services, Inc., Global Senior Notes                      (BBB , Baa2)     03/01/31   8.750        713,877
    1,980  Citizens Communications Co., Notes                                     (BBB , Baa2)     05/15/06   8.500      2,085,502
    1,450  Citizens Communications Co., Rule 144A, Notes(3)                       (BBB , Baa2)     08/15/08   7.625      1,458,371
      225  Dobson Communications Corp., Senior Notes
             (Callable 07/01/05 @ $105.44)                                          (B , B3)       07/01/10  10.875        208,125
    3,085  Global Crossing Holdings, Ltd., Yankee Company
             Guaranteed (Callable 11/01/04 @ $104.75)(4)                            (NR , Ca)      11/15/09   9.500         77,125
      230  Insight Midwest, Global Senior Notes
             (Callable 11/01/05 @ $105.25)                                          (B+ , B1)      11/01/10  10.500        248,400
      175  Insight Midwest, Senior Notes
             (Callable 10/01/04 @ $104.87)                                          (B+ , B1)      10/01/09   9.750        182,875
    1,110  Intermedia Communications, Inc., Series B, Senior
             Discount Notes (Callable 07/15/02 @ $105.63)(2)                      (BBB+ , Baa2)    07/15/07  11.250      1,065,600
      220  Intermedia Communications, Inc., Series B, Senior Notes
             (Callable 01/15/03 @ $104.25)                                        (BBB+ , Baa2)    01/15/08   8.500        203,500

                 See Accompanying Notes to Financial Statements.

                                       19

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     585  Intermedia Communications, Inc., Series B, Senior Notes
             (Callable 06/01/03 @ $104.30)                                        (BBB+ , Baa2)    06/01/08   8.600  $     541,125
      210  ITC Deltacom, Inc., Senior Notes
             (Callable 06/01/02 @ $105.50)                                          (CC , Ca)      06/01/07  11.000         45,150
      228  Level 3 Communications, Inc., Senior Notes
             (Callable 05/01/03 @ $104.563)                                       (CCC- , Caa3)    05/01/08   9.125         92,340
      475  Metromedia Fiber Network, Inc., Series B, Senior
             Unsecured Notes (Callable 11/15/03 @ $105.00)                         (B+ , Caa3)     11/15/08  10.000        116,375
      430  Nextel Communications, Inc., Senior Discount Notes
             (Callable 02/15/03 @ $104.97)(2)                                       (B , B1)       02/15/08   9.950        237,575
    3,380  Nextel Communications, Inc., Senior Notes
             (Callable 11/15/04 @ $104.688)                                         (B , B1)       11/15/09   9.375      2,163,200
      870  Qwest Capital Funding, Inc., Company Guaranteed                        (BBB , Baa1)     08/15/06   7.750        818,212
    1,860  Qwest Capital Funding, Inc., Company Guaranteed                        (BBB , Baa1)     11/15/18   6.500      1,518,348
    2,750  Qwest Capital Funding, Inc., Global Company Guaranteed                (BBB+ , Baa1)     08/03/04   5.875      2,555,971
      760  Qwest Capital Funding, Inc., Global Company Guaranteed                (BBB+ , Baa1)     08/03/09   7.000        689,777
    3,055  Qwest Capital Funding, Inc., Global Company Guaranteed                 (BBB , Baa1)     02/15/11   7.250      2,802,052
       60  SBA Communications Corp., Global Senior Notes
             (Callable 02/01/05 @ $105.125)                                         (B- , B3)      02/01/09  10.250         34,200
    3,820  Sprint Capital Corp., Global Company Guaranteed                        (BBB+ , Baa1)    11/15/28   6.875      3,190,002
    2,500  Sprint Capital Corp., Rule 144A, Private Placement Notes(3)            (BBB+ , Baa1)    01/15/07   6.000      2,300,365
      630  TeleCorp PCS, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 04/15/04 @ $105.81)(2)                    (NR , B3)      04/15/09  11.625        557,550
      225  U.S. Unwired, Inc., Series B, Company Guaranteed,
             (Callable 11/01/04 @ $106.69)(2)                                      (CCC+ , B3)     11/01/09  13.375        123,750
    1,329  Voicestream Wireless Corp., Senior Discount Notes
             (Callable 11/15/04 @ $105.94)                                         (A- , Baa1)     11/15/09  11.875      1,191,196
      751  Voicestream Wireless Corp., Senior Notes
             (Callable 11/15/04 @ $105.19)                                         (A- , Baa1)     11/15/09  10.375        829,855
      400  Williams Communications Group, Inc., Senior Notes                       (C , Caa3)      08/01/08  11.700         52,000
      410  Williams Communications Group, Inc., Senior Notes
             (Callable 10/01/04 @ $105.44)                                         (C , Caa3)      10/01/09  10.875         55,350
    3,350  WorldCom, Inc., Global Bonds                                            (BBB+ , A3)     05/15/31   8.250      3,230,512
    3,350  WorldCom, Inc., Global Notes                                            (BBB+ , A3)     05/15/11   7.500      3,234,040
      240  XO Communications, Inc., Senior Discount Notes
             (Callable 04/15/03 @ $104.72)(2)                                       (B , Ca)       04/15/08   9.450         24,000
    2,585  XO Communications, Inc., Senior Discount Notes
             (Callable 12/01/04 @ $106.06)(2)                                       (NR , Ca)      12/01/09  12.125        210,031
    2,660  XO Communications, Inc., Senior Notes
             (Callable 12/01/04 @ $105.25)(4)                                       (NR , Ca)      12/01/09  10.500        319,200
                                                                                                                     -------------
                                                                                                                        40,223,822
                                                                                                                     -------------

TEXTILES (0.0%)
      275  Galey & Lord, Inc., Company Guaranteed
             (Callable 03/01/03 @ $104.56)(4)                                       (D , Ca)       03/01/08   9.125         35,750
      330  Westpoint Stevens, Inc., Senior Notes                                   (CCC+ , Ca)     06/15/05   7.875        110,550
                                                                                                                     -------------
                                                                                                                           146,300
                                                                                                                     -------------
TOTAL CORPORATE BONDS (Cost $229,000,906)                                                                              217,427,638
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       20

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
AGENCY NOTES (0.0%)
$     123  National Archive Facility Trust, U.S. Government
             Guaranteed (Cost $127,268)                                            (AAA , Aaa)     09/01/19   8.500  $     147,019
                                                                                                                     -------------

ASSET BACKED SECURITIES (1.9%)
      795  American Express Credit Account Master Trust,
             Series 2000-1, Class A                                                (AAA , Aaa)     09/17/07   7.200        862,273
       65  American Express Master Trust, Series 1994-3, Class A                   (AAA , Aaa)     09/15/04   7.850         71,137
       10  Chase Credit Card Master Trust, Series 1998-3, Class A                  (AAA , Aaa)     04/15/03   6.000         10,332
       15  Chase Credit Card Master Trust, Series 1999-3, Class A                  (AAA , Aaa)     09/15/04   6.660         16,003
      500  Commonwealth Edison Co., 1st Mortgage
             (Callable 02/01/03 @ $103.45)                                          (A- , A3)      02/01/22   8.625        520,406
    1,000  Discover Card Master Trust 1, Series 2001-6, Class A                    (AAA , Aaa)     12/15/08   5.750      1,040,105
      340  Green Tree Recreational, Equipment and Consumer Trust,
             Series 1997-C, Class A1                                               (AAA , NR)      02/15/18   6.490        351,262
      736  Korea Asset Funding, Ltd., Series 2000-1A, Class 1(5)                   (NR , Baa2)     08/12/02   4.010        740,070
       10  MBNA Master Credit Card Trust, Series 1997-I, Class A                   (AAA , Aaa)     08/15/04   6.550         10,636
    5,000  MBNA Master Credit Card Trust, Series 1995-C, Class A                   (AAA , Aaa)     02/15/08   6.450      5,327,327
                                                                                                                     -------------
TOTAL ASSET BACKED SECURITIES (Cost $8,764,281)                                                                          8,949,551
                                                                                                                     -------------

MORTGAGE-BACKED SECURITIES (42.7%)
    2,614  Carousel Center Finance, Inc., Series 1, Class C                       (BBB+ , Baa2)    11/15/07   7.527      2,674,878
    1,121  Cendant Mortgage Corp., Series 2000-9, Class A1                         (NR , Aaa)      12/26/30   7.500      1,149,057
    1,820  Conseco Finance, Series 2000-D, Class A4                                (AAA , Aaa)     12/15/25   8.170      1,946,065
      880  Contimortgage Home Equity Loan Trust, Series 1996-4,
             Class A8                                                              (AAA , Aaa)     01/15/28   7.220        909,563
   10,110  Fannie Mae TBA                                                          (AAA , Aaa)     03/01/17   6.500     10,422,783
   28,610  Fannie Mae TBA                                                          (AAA , Aaa)     03/01/31   7.000     29,477,226
   23,625  Fannie Mae TBA                                                          (AAA , Aaa)     03/01/31   7.500     24,614,297
   22,040  Fannie Mae TBA                                                          (AAA , Aaa)     03/15/31   6.000     21,909,126
   29,900  Fannie Mae TBA                                                          (AAA , Aaa)     03/15/31   6.500     30,348,500
   41,915  Fannie Mae TBA                                                          (AAA , Aaa)     03/01/32   8.000     44,220,325
       38  Fannie Mae Pool #124032                                                 (AAA , Aaa)     02/01/05  10.000         39,973
       28  Fannie Mae Pool #531072                                                 (AAA , Aaa)     01/01/30   6.000         27,912
    3,331  Fannie Mae Pool #535101                                                 (AAA , Aaa)     08/01/13   6.500      3,461,162
      620  Fannie Mae Pool #588970                                                 (AAA , Aaa)     06/01/31   7.000        639,698
      398  Fannie Mae Pool #77774                                                  (AAA , Aaa)     01/01/10  10.000        437,558
        5  Fannie Mae, Series 1991-165, Class M                                    (AAA , Aaa)     12/25/21   8.250          5,079
    1,400  Freddie Mac, Global Notes                                               (AAA , Aaa)     01/15/12   5.750      1,423,300
       83  Freddie Mac, Series Gold                                                (AAA , Aaa)     12/01/09   7.000         87,049
        1  Ginnie Mae Pool #002938                                                 (AAA , Aaa)     09/15/03   6.500            917
        1  Ginnie Mae Pool #003322                                                 (AAA , Aaa)     11/15/04   9.000            187
        1  Ginnie Mae Pool #003766                                                 (AAA , Aaa)     08/15/04   8.250             83
        1  Ginnie Mae Pool #004923                                                 (AAA , Aaa)     12/15/04   9.000            166
        1  Ginnie Mae Pool #009827                                                 (AAA , Aaa)     04/15/06   8.250            213
        1  Ginnie Mae Pool #112986                                                 (AAA , Aaa)     07/15/14  13.500            851
       16  Ginnie Mae Pool #186563                                                 (AAA , Aaa)     12/15/16   9.000         17,425
       34  Ginnie Mae Pool #210216                                                 (AAA , Aaa)     04/15/17   8.000         37,128
      186  Ginnie Mae Pool #312635                                                 (AAA , Aaa)     08/15/21   9.000        205,072
    8,893  Ginnie Mae Pool #508483                                                 (AAA , Aaa)     05/15/31   7.000      9,203,755
      838  Ginnie Mae Pool #545822                                                 (AAA , Aaa)     06/15/31   7.500        878,036
    6,598  Ginnie Mae Pool #559037                                                 (AAA , Aaa)     07/15/31   7.000      6,829,372
    5,106  Ginnie Mae Pool #561961                                                 (AAA , Aaa)     06/15/31   7.000      5,285,142
      542  GMAC Commercial Mortgage Securities, Inc.,
             Series 1997-C1, Class A2                                              (AAA , Aaa)     09/15/06   6.853        570,104
      315  LB Commercial Conduit Mortgage Trust, Series 1999-C2,
             Class A1                                                              (AAA , Aaa)     10/15/32   7.105        336,940

                 See Accompanying Notes to Financial Statements.

                                       21

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     757  Option One Mortgage Securities Corp., Series 1999-2,
             Class CTFS                                                             (NR , NR)      06/25/29   9.660  $     747,996
      775  UCFC Home Equity Loan Trust, Series 1996-B1, Class A7                   (AAA , Aaa)     09/15/27   8.200        811,992
      820  UCFC Home Equity Loan Trust, Series 1998-A, Class A7                    (AAA , Aaa)     07/15/29   6.870        842,437
                                                                                                                     -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $198,004,396)                                                                   199,561,367
                                                                                                                     -------------

FOREIGN BONDS (11.1%)
    4,260  Abitibi-Consolidated, Inc., Yankee Bonds                               (BBB- , Baa3)    08/01/05   8.300      4,463,146
      610  Abitibi-Consolidated, Inc., Yankee Debentures                          (BBB- , Baa3)    08/01/30   8.850        634,486
    2,415  AXA, Global Subordinated Notes                                           (A- , A2)      12/15/30   8.600      2,795,514
      640  British Sky Broadcasting, Inc., Yankee Company
             Guaranteed                                                            (BB+ , Ba1)     10/15/06   7.300        649,218
    2,935  British Telecommunications PLC, Global Bonds                            (A- , Baa1)     12/15/30   8.875      3,502,239
    4,210  British Telecommunications PLC, Global Notes                            (A- , Baa1)     12/15/05   7.875      4,540,868
    1,813  Cablevision SA, Yankee Bonds(4)                                          (CC , Ca)      05/01/09  13.750        353,535
      380  Corus Entertainment, Inc., Rule 144A, Private Placement,
             Senior Subordinated Notes(3)                                           (B+ , B1)      03/01/12   8.750        388,550
    1,085  Domtar, Inc., Yankee Notes                                             (BBB- , Baa3)    10/15/11   7.875      1,166,910
      530  Flextronics International, Ltd., Yankee Senior Subordinated
             Notes (Callable 07/01/05 @ $104.94)                                   (BB- , Ba3)     07/01/10   9.875        569,750
    7,800  French Government, Euro-Zone Debentures                                 (AAA , Aaa)     04/25/04   5.500      6,949,226
      130  GT Group Telecom, Inc., Yankee Senior Discount Notes
             (Callable 02/01/05 @ $106.63)(2)                                       (B- , Ca)      02/01/10  13.250          9,100
      516  Hidroelectrica Piedra del Aguila SA, Series QP,
             Collateral Trust                                                       (NR , NR)      06/30/09   8.250        178,143
      680  Imasac SA, Rule 144A, Private Placement, Company
             Guaranteed (Callable 05/01/02 @ $105.50)(3)                            (CC , Ca)      05/02/05  11.000        173,400
      195  Intrawest Corp., Yankee Senior Notes
             (Callable 02/01/05 @ $105.25)                                          (B+ , B1)      02/01/10  10.500        202,800
    1,410  Koninklijke (Royal) KPN NV, Global Senior
             Unsubordinated                                                       (BBB+ , Baa2)    10/01/10   8.000      1,464,051
    2,000  Koninklijke (Royal) KPN NV, Global Senior
             Unsubordinated                                                       (BBB+ , Baa2)    10/01/30   8.375      2,087,514
      285  Mastellone Hermanos SA, Yankee Bonds
             (Callable 04/01/03 @ $105.87)                                          (CC , Ca)      04/01/08  11.750         61,275
      840  Orange PLC, Yankee Senior Notes                                        (BBB+ , Baa1)    06/01/06   8.750        896,473
    1,550  Orange PLC, Yankee Senior Notes
             (Callable 06/01/04 @ $104.50)                                        (BBB+ , Baa1)    06/01/09   9.000      1,712,099
    8,750  Queensland Treasury Corp., Series 03G, Global Local
             Government Guaranteed                                                 (AAA , Aaa)     05/14/03   8.000      4,682,061
    3,235  Republic of Philippines, Series B, Restructured Debt,
             Foreign Government Guaranteed
             (Callable 06/03/02 @ $100.00)                                         (BB+ , Ba1)     12/01/17   6.500      2,911,500
      305  Rogers Cantel, Inc., Yankee Senior Subordinated Notes
             (Callable 10/01/02 @ $104.40)                                         (BB- , Ba2)     10/01/07   8.800        282,125
      100  Rogers Wireless Communications, Inc., Global Secured                   (BB+ , Baa3)     05/01/11   9.625         96,000
    2,750  Royal Bank of Scotland Group PLC, Series 3, Perpetual
             Global Bonds (Callable 12/31/05 @ $100.00)                             (A- , A1)      11/30/49   7.816      2,965,856
    1,445  Russian Federation, Rule 144A, Unsubordinated(5),(3)                    (B+ , Ba3)      03/31/30   5.000        959,119
      460  Russian Ministry of Finance, Series VI, Debentures                       (B- , B1)      05/14/06   3.000        364,550
    1,000  Santander Financial Issuances, Series VRN, Euro-Dollar
             Subordinated Notes (Callable 6/17/02 @ $100.00)(5)                     (NR , A1)      09/29/49   2.975        851,550
    1,170  Singapore Telecommunications, Ltd., Rule 144A, Private
             Placement Notes(3)                                                    (AA- , A1)      12/01/11   6.375      1,178,711
    1,600  Telus Corp., Yankee Notes                                              (BBB+ , Baa2)    06/01/07   7.500      1,673,670

                 See Accompanying Notes to Financial Statements.

                                       22

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$   1,680  Telus Corp., Yankee Notes                                              (BBB+ , Baa2)    06/01/11   8.000  $   1,782,406
    1,550  Tyco International Group SA, Yankee Company Guaranteed                 (BBB , Baa1)     01/15/29   6.875      1,301,569
                                                                                                                     -------------
TOTAL FOREIGN BONDS (Cost $50,775,513)                                                                                  51,847,414
                                                                                                                     -------------

UNITED STATES TREASURY OBLIGATIONS (1.8%)
UNITED STATES TREASURY BILLS (0.1%)
      445  United States Treasury Bills(6)                                         (AAA , Aaa)     08/15/02   1.820        441,346
                                                                                                                     -------------

UNITED STATES TREASURY NOTES (1.7%)
    7,940  United States Treasury Notes                                            (AAA , Aaa)     02/15/12   4.875      7,947,448
                                                                                                                     -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $8,356,914)                                                               8,388,794
                                                                                                                     -------------

 NUMBER
OF SHARES
---------
RIGHTS/WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
    2,528  Capital Pacific Holdings Group, Inc., Wts. strike $3.40 expires May 2002                                          5,056
      240  Dayton Superior Corp. Wts., Rule 144A, strike $0.01, expires June 2009(3)                                         3,600
                                                                                                                     -------------
                                                                                                                             8,656
                                                                                                                     -------------

CHEMICALS (0.0%)
   10,800  Uniroyal Technology Corp. Wts., strike $2.19, expires June 2003                                                   3,672
                                                                                                                     -------------

DIVERSIFIED FINANCIALS (0.0%)
    1,000  Mexican Value Recovery Rts., strike $0.00 expires June 2003                                                           2
                                                                                                                     -------------

TELECOMMUNICATIONS (0.0%)
      130  GT Group Telecom, Inc., Wts., Rule 144A, strike $0.00 expires February 2010(3)                                      520
       50  IWO Holdings, Inc., Rts. strike $7.00, expires January 2011                                                       2,000
                                                                                                                     -------------
                                                                                                                             2,520
                                                                                                                     -------------
TOTAL RIGHTS/WARRANTS (Cost $35,009)                                                                                        14,850
                                                                                                                     -------------

COMMON STOCKS (0.0%)
PACKAGING & CONTAINERS (0.0%)
   45,544  Crown Packaging Enterprises, Ltd.                                                                                   455
                                                                                                                     -------------

TELECOMMUNICATIONS (0.0%)
   61,450  Arch Wireless, Inc.(7)                                                                                              492
                                                                                                                     -------------
TOTAL COMMON STOCKS (Cost $734,309)                                                                                            947
                                                                                                                     -------------

PREFERRED STOCKS (1.7%)
DIVERSIFIED FINANCIALS (1.1%)
   26,550  Citigroup, Inc., Series F                                                                          6.365      1,327,500
   42,850  Citigroup, Inc., Series G                                                                          6.213      2,151,070
    7,600  Lehman Brothers Holdings, Inc., Series C (Callable 05/31/08 @ $50.00)                              5.940        319,200
   31,800  Lehman Brothers Holdings, Inc., Series D (Callable 08/31/08 @ $50.00)                              5.670      1,294,578
                                                                                                                     -------------
                                                                                                                         5,092,348
                                                                                                                     -------------

SAVINGS & LOANS (0.2%)
   46,320  California Federal Capital Corp., Series A                                                         9.125      1,181,623
                                                                                                                     -------------

TELECOMMUNICATIONS (0.4%)
    1,535  Centaur Funding Corp.                                                                              9.080      1,746,063
                                                                                                                     -------------
TOTAL PREFERRED STOCKS (Cost $7,932,360)                                                                                 8,020,034
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       23

                                                                                                             PAR
                                                                                                            (000)        VALUE
                                                                                                          ---------  -------------
SHORT-TERM INVESTMENT (27.7%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.625%, 3/1/02
    (Cost $129,649,000)                                                                                   $ 129,649  $ 129,649,000
                                                                                                                     -------------
TOTAL INVESTMENTS AT VALUE (133.4%) (Cost $633,379,956(8))                                                             624,006,614

LIABILITIES IN EXCESS OF OTHER ASSETS (-33.4%)                                                                        (156,239,046)
                                                                                                                     -------------
NET ASSETS (100.0%)                                                                                                  $ 467,767,568
                                                                                                                     =============

(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) Step Bond -- The interest as of February 28, 2002 is 0% and will reset to the interest rate shown at a future date.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2002, these securities amounted to a value of $21,077,251 or 4.5% of net assets.

(4) Security in default.

(5) Variable rate obligations -- The interest rate shown is the rate as of February 28, 2002.

(6) Collateral segregated for futures contracts.

(7) Non-income producing security.

(8) Also cost for federal income tax purposes.

                            INVESTMENT ABBREVIATIONS

                 TBA                               To Be Announced

                 See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                  March 28, 2002
Dear Shareholders:
We are writing to report on the results of the Credit Suisse Institutional High Yield Fund(1) (the "Fund") for the six months ended February 28, 2002.

At February 28, 2002, the net asset value ("NAV") of the Fund was $10.88 per share, compared to an NAV of $11.84 on August 31, 2001. Assuming the reinvestment of distributions totaling $0.7001 per share, the Fund's total return was down 2.08%. By comparison, the Credit Suisse First Boston High Yield Index, Developed Countries Only (CSFBHYID)(2) declined 0.80% during the same period.

The Fund underperformed its CSFBHYID benchmark primarily as a result of certain industry-sector allocations:

- CABLE/MEDIA. During the fourth quarter of 2001, rating agencies downgraded the bonds of two U.K.-based cable television operators held in the portfolio, causing their prices to fall sharply. [Note: the Fund is allowed to own securities of non-U.S. companies.]

- BROADBAND AND CLECS. We overweighted two subcategories in the telecommunications universe--I.E., providers of broadband transmission services and competitive local-exchange carriers (known as CLECs)--whose equity and debt securities endured harsh selling. Both were hurt by a combination of heavy indebtedness that reduced their access to new capital, and generalized anxiety about questionable accounting practices and corporate governance issues emanating from the Enron scandal. Bad news included a few bankruptcy filings and forced financial restructurings.

- HOMEBUILDERS. We underweighted the homebuilders sector based on our belief that valuations were unsustainably high, especially for an industry whose health is so closely tied to the ups and downs of the economy. Unfortunately for the Fund's overall return, the sector greatly outperformed.

Our holdings in several other industry sectors were much more successful:

- We significantly underweighted utilities, which performed poorly. In particular, we avoided the securities of Enron-like trading and pipeline companies, as well as those of the badly hurt California-based utilities.

- We maintained our longstanding overweight in gaming, in which we mainly owned securities of non-Las Vegas companies whose bonds rallied after selling off in the wake of September 11.

- We overweighted retail stores, which magnified the benefits of good security selection.

- We continued to overweight food processors, a defensive category that returned to investor favor and outperformed.

As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

High yield bonds are lower-quality bonds also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC

Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Philip L. Schantz, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director

               SUMMARY OF ANNUALIZED TOTAL RETURNS (2/28/2002)
        --------------------------------------------------------------
                                            SINCE            INCEPTION
        ONE YEAR        FIVE YEAR         INCEPTION            DATE
        --------        ---------         ---------            ----
           -4.56%            1.14%          5.42%            2/26/1993

(1) FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS REDUCED EXPENSES FOR THE FUND, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

(2) THE CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF DOMESTIC HIGH YIELD BONDS AND IS COMPILED BY CREDIT SUISSE FIRST BOSTON, AN AFFILIATE OF THE FUND'S ADVISER. NAME CHANGED FROM THE CREDIT SUISSE FIRST BOSTON DOMESTIC+ HIGH YIELD INDEX EFFECTIVE MAY 31, 2001. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

                  CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2002 (UNAUDITED)

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
CORPORATE BONDS (95.7%)
AEROSPACE (1.0%)
$     400  Fairchild Semiconductor Corp., Company
             Guaranteed (Callable 04/01/03 @ $105.19)                               (B , B2)       10/01/07  10.375  $     426,000
      250  K&F Industries, Inc., Series B, Senior
             Subordinated Notes (Callable 10/15/02 @ $104.63)                       (B , B2)       10/15/07   9.250        260,000
      200  L-3 Communications Corp., Senior Subordinated
             Notes (Callable 05/15/03 @ $104.25)                                   (B+ , Ba3)      05/15/08   8.500        208,500
                                                                                                                     -------------
                                                                                                                           894,500
                                                                                                                     -------------

AIRLINES (0.6%)
      593  Airplanes Pass Through Trust, Series D, Company
             Guaranteed (Callable 03/15/02 @ $106.00)                               (BB , B2)      03/15/19  10.875        100,745
      500  Amtran, Inc., Company Guaranteed
             (Callable 12/15/03 @ $104.81)                                        (CCC , Caa1)     12/15/05   9.625        388,125
       30  Northwest Airlines, Inc., Company Guaranteed,
             Senior Notes                                                           (B+ , B2)      03/15/05   7.625         27,750
                                                                                                                     -------------
                                                                                                                           516,620
                                                                                                                     -------------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.2%)
      350  ADV Accessory Systems, Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 10/01/02 @ $104.88)                                         (CCC+ , B3)     10/01/07   9.750        306,250
      500  Aetna Industries, Inc., Senior Notes
             (Callable 10/01/02 @ $103.96)(2)                                       (B- , Ca)      10/01/06  11.875         77,500
      413  Cambridge Industries, Inc. Liquidating Trust(2)                          (NR , NR)      07/15/07  10.250            248
      350  Collins & Aikman Products Corp., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 04/15/02 @ $103.83)                                          (B , B2)       04/15/06  11.500        304,500
      250  Delco Remy International, Inc., Company Guaranteed,
             Senior Subordinated Notes (Callable 08/01/02 @ $103.54)                (B , B3)       08/01/06  10.625        230,000
      150  Hayes Lemmerz International, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 12/15/03 @ $104.12)(2)                                       (B , NR)       12/15/08   8.250          9,000
      350  Hayes Wheels International, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 07/15/02 @ $104.56)(2)                                       (NR , NR)      07/15/07   9.125         21,000
      250  Holley Performance Products, Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 09/15/03 @ $106.12)                                        (CCC- , Caa2)    09/15/07  12.250        151,250
      250  LDM Technologies, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 01/15/03 @ $103.583)                                       (CCC , Caa3)     01/05/07  10.750        146,250
      550  Oshkosh Truck Corp., Company Guaranteed, Senior
             Subordinated Notes (Callable 03/01/03 @ $104.38)                      (BB- , B1)      03/01/08   8.750        572,000
      250  Oxford Automotive, Inc., Series D, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 06/15/02 @ $105.06)(2)                                       (NR , C)       06/15/07  10.125         40,000
      250  Titan Wheel International, Inc., Senior Subordinated
             Notes (Callable 04/01/02 @ $104.38)                                   (CCC+ , B2)     04/01/07   8.750        145,000
                                                                                                                     -------------
                                                                                                                         2,002,998
                                                                                                                     -------------

BANKING (0.8%)
      200  Sovereign Bancorp, Inc., Company Guaranteed                             (BB+ , Ba2)     03/15/04   8.625        205,696
      500  Sovereign Bancorp, Inc., Senior Notes                                   (BB+ , Ba2)     11/15/06  10.500        545,000
                                                                                                                     -------------
                                                                                                                           750,696
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       26

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
BROADBAND (1.0%)
$     400  AT&T Canada, Inc., Yankee Senior Discount Notes
             (Callable 11/01/02 @ $105.37)(3)                                      (BB , Ba3)      11/01/07  10.750  $      58,000
      400  AT&T Canada, Inc., Yankee Senior Notes
             (Callable 08/15/02 @ $106.00)                                         (BB , Ba3)      08/15/07  12.000         74,000
      400  Call-Net Enterprises, Inc., Yankee Senior Unsecured Notes
             (Callable 05/15/04 @ $104.69)                                          (CC , Ca)      05/15/09   9.375        124,000
      250  DTI Holdings, Inc., Series B, Senior Discount Notes
             (Callable 03/01/03 @ $106.25)(3)                                       (NR , NR)      03/01/08  12.500          5,000
      500  GT Group Telecom, Inc., Yankee Senior Discount
             Notes (Callable 02/01/05 @ $106.63)(3)                                 (B- , Ca)      02/01/10  13.250         35,000
      193  ITC Deltacom, Inc., Senior Notes
             (Callable 06/01/02 @ $105.50)                                          (CC , Ca)      06/01/07  11.000         41,495
      410  Metromedia Fiber Network, Inc., Series B, Senior
             Unsecured Notes (Callable 11/15/03 @ $105.00)                         (B+ , Caa3)     11/15/08  10.000        100,450
      749  Metromedia International Group, Inc., Series B, Senior
             Discount Notes (Callable 03/30/02 @ $100.00)(3)                        (NR , NR)      09/30/07  10.500        363,458
      500  Williams Communications Group, Inc., Senior Unsecured Notes             (B+ , Caa3)     10/01/07  10.700         67,500
                                                                                                                     -------------
                                                                                                                           868,903
                                                                                                                     -------------

BROADCAST/OUTDOOR (3.4%)
      350  Ackerley Group, Inc., Series B, Senior Subordinated Notes
             (Callable 01/15/04 @ $104.50)                                         (CCC+ , B3)     01/15/09   9.000        381,500
      250  Allbritton Communications Co., Series B, Senior
             Subordinated Debentures (Callable 02/01/03 @ $104.44)                  (B- , B3)      02/01/08   8.875        261,250
      250  Allbritton Communications Co., Series B, Senior
             Subordinated Debentures (Callable 11/30/02 @ $103.90)                  (B- , B3)      11/30/07   9.750        266,250
      260  Clear Channel Communications, Inc., Company
             Guaranteed, Senior Subordinated Notes                                (BBB- , Ba1)     11/01/08   8.000        272,350
      500  Paxson Communications Corp. Rule 144A, Private
             Placement, Senior Discount Notes (Callable 01/15/06)(3),(4)            (B- , B3)      01/15/09  12.250        343,750
      350  Radio One, Inc., Series B, Global Company Guaranteed
             (Callable 07/01/06 @ $104.44)                                          (B- , B3)      07/01/11   8.875        370,125
      400  Salem Communications Corp., Series B, Company
             Guaranteed, (Callable 10/01/02 @ $104.75)                              (B- , B3)      10/01/07   9.500        419,000
      300  Sinclair Broadcast Group, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 12/15/06 @ $104.38)(4)                                       (B , B2)       12/15/11   8.750        316,500
       35  Tri-State Outdoor Media, Senior Unsecured Notes
             (Callable 05/15/03 @ $105.50)(2)                                       (NR , NR)      05/15/08  11.000         25,025
      400  Young Broadcasting, Inc., Rule 144A, Private Placement,
             Senior Notes (Callable 12/15/05 @ $104.25)(4)                          (B , B2)       12/15/08   8.500        419,000
                                                                                                                     -------------
                                                                                                                         3,074,750
                                                                                                                     -------------

BUILDING PRODUCTS (0.8%)
      300  Building Materials Corp.                                                 (B+ , B2)      07/15/05   7.750        256,500
      400  Omega Cabinets, Ltd., Senior Subordinated Notes
             (Callable 06/15/02 @ $105.25)                                          (B , B3)       06/15/07  10.500        422,500
                                                                                                                     -------------
                                                                                                                           679,000
                                                                                                                     -------------

CABLE (12.1%)
      400  Adelphia Communications Corp., Senior Notes                              (B+ , B2)      05/01/09   7.875        371,000
      250  Adelphia Communications Corp., Series B, Notes                           (B+ , B2)      03/01/05   9.875        253,750
      400  Adelphia Communications Corp., Series B, Senior Notes                    (B+ , B2)      07/15/04  10.500        414,000
      294  Australis Holdings, Ltd., Yankee Senior Discount Notes
             (Callable 11/01/02 @ $100.00)(2)                                       (D , NR)       11/01/02  15.000             29

                 See Accompanying Notes to Financial Statements.

                                       27

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     900  Australis Media, Ltd., Unit, Yankee
             (Callable 05/15/02 @ $104.00)(2)                                       (NR , NR)      05/15/03  15.750  $          81
       15  Australis Media, Ltd., Yankee Senior Discount Notes
             (Callable 05/15/02 @ $104.00)(2)                                       (NR , NR)      05/15/03  15.750              2
      500  Century Communications Corp., Series B,
             Senior Discount Notes                                                  (B+ , B2)      01/15/08   0.000        260,000
      455  Charter Communications Holdings LLC, Senior
             Discount Notes (Callable 04/01/04 @ $104.96)                           (B+ , B2)      04/01/11   9.920        319,637
      350  Charter Communications Holdings LLC, Senior Notes
             (Callable 01/15/05 @ $105.12)                                          (B+ , B2)      01/15/10  10.250        343,000
      460  Charter Communications Holdings LLC, Senior Notes
             (Callable 04/01/04 @ $104.31)                                          (B+ , B2)      04/01/09   8.625        420,900
      400  Classic Cable, Company Guaranteed, Senior Subordinated
             Notes (Callable 03/01/05 @ $105.25)(2)                                (CCC- , NR)     03/01/10  10.500         78,000
      400  Coaxial Communications of Central Ohio, Inc., Company
             Guaranteed, Senior Notes (Callable 08/15/02 @ $105.00)                 (B , B3)       08/15/06  10.000        402,000
      400  Coaxial LLC, Company Guaranteed,
             (Callable 08/15/03 @ $106.44)(3)                                     (CCC+ , Caa1)    08/15/08  12.875        304,000
      400  Comcast UK Cable Partners, Ltd., Senior Debentures
             (Callable 11/15/02 @ $101.40)                                        (CCC , Caa2)     11/15/07  11.200        330,000
       85  CSC Holdings, Inc., Senior Notes                                        (BB+ , Ba1)     12/15/07   7.875         86,362
       35  CSC Holdings, Inc., Senior Notes                                        (BB+ , Ba1)     07/15/08   7.250         34,156
      500  CSC Holdings, Inc., Senior Subordinated Debentures
             (Callable 02/15/03 @ $104.80)                                         (BB- , Ba2)     02/15/13   9.875        522,500
      500  Diamond Cable Communications PLC, Yankee Senior
             Discount Notes (Callable 12/15/02 @ $101.47)                          (CCC , Ca)      12/15/05  11.750        170,000
    2,427  DIVA Systems Corp., Series B, Senior Discount Notes
             (Callable 03/01/03 @ $106.31)(3)                                       (NR , NR)      03/01/08  12.625        400,455
      500  Frontiervision Holdings LP, Senior Discount Notes
             (Callable 09/15/02 @ $105.94)                                          (B+ , B2)      09/15/07  11.875        538,750
      500  Insight Communications Co., Inc., Senior Discount
             Notes (Callable 02/15/06 @ $106.13)(3)                                 (B- , B3)      02/15/11  12.250        300,000
      500  Insight Midwest, Senior Notes
             (Callable 10/01/04 @ $104.87)                                          (B+ , B1)      10/01/09   9.750        522,500
      750  International Cabletel, Inc., Series A, Senior Deferred
             Notes (Callable 04/15/02 @ $100.00)                                   (CCC , Ca)      04/15/05  12.750        266,250
      410  James Cable Partners LP, Series B, Senior Notes
             (Callable 08/15/02 @ $102.69)                                         (NR , Caa2)     08/15/04  10.750        256,250
      500  Jones Intercable, Inc., Senior Notes                                   (BBB , Baa2)     04/15/08   7.625        531,875
      300  Lenfest Communications, Inc., Senior Notes                             (BBB , Baa2)     11/01/05   8.375        328,500
      400  MDC Communications Corp., Yankee Senior
             Subordinated Notes (Callable 12/01/02 @ $103.50)                       (B , B2)       12/01/06  10.500        310,000
      250  Mediacom LLC Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)                                          (B+ , B2)      01/15/13   9.500        262,500
      600  Mediacom LLC Capital Corp., Senior Notes
             (Callable 02/15/06 @ $103.94)                                          (B+ , B2)      02/15/11   7.875        580,500
      250  Northland Cable Television, Company Guaranteed
             (Callable 11/15/02 @ $105.12)                                         (B- , Caa1)     11/15/07  10.250        212,500
      500  NTL Communications Corp., Series B, Senior Notes
             (Callable 10/01/03 @ $106.19)(3)                                       (B- , Ca)      10/01/08  12.375        152,500
      250  NTL, Inc., Series B, Senior Notes
             (Callable 02/15/03 @ $103.333)                                        (CCC , Ca)      02/15/07  10.000         91,250
      550  Olympus Communications LP, Series B, Senior
             Notes (Callable 11/15/02 @ $103.54)                                    (B+ , B2)      11/15/06  10.625        563,750
      550  Rogers Communications, Inc., Yankee Senior
             Notes (Callable 01/15/03 @ $101.52)                                   (BB- , Ba2)     01/15/06   9.125        539,000

                 See Accompanying Notes to Financial Statements.

                                       28

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     250  Rogers Communications, Inc., Yankee Senior
             Notes (Callable 07/15/02 @ $104.44)                                   (BB- , Ba2)     07/15/07   8.875  $     248,750
      350  Telewest Communications PLC, Senior Discount
             Debentures (Callable 10/01/07 @ $100.00)                               (B , B2)       10/01/07  11.000        194,250
      500  Telewest Communications PLC, Senior Discount Notes
             (Callable 04/15/04 @ $104.63)(3)                                       (B+ , B2)      04/15/09   9.250        191,250
                                                                                                                     -------------
                                                                                                                        10,800,247
                                                                                                                     -------------

CAPITAL GOODS (0.1%)
      400  Pentacon, Inc., Series B, Company Guaranteed, Senior
             Subordinated Notes (Callable 04/01/04 @ $106.13)                       (C , Ca)       04/01/09  12.250        104,000
                                                                                                                     -------------

CHEMICALS (3.3%)
      300  Acetex Corp., Global Senior Notes
             (Callable 08/01/05 @ $105.44)                                          (B+ , B2)      08/01/09  10.875        307,500
      300  Airgas, Inc., Global Company Guaranteed
             (Callable 10/01/06 @ $104.56)                                         (BB- , Ba1)     10/01/11   9.125        316,500
      500  Compass Minerals Group, Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 08/15/06 @ $105.00)(4)                                       (B , B3)       08/15/11  10.000        527,500
      250  Equistar Chemicals LP/Equistar Funding Corp., Global
             Company Guaranteed                                                   (BBB- , Ba2)     09/01/08  10.125        251,250
      250  Huntsman Corp., Rule 144A, Senior Subordinated
             Notes (Callable 07/01/02 @ $104.75)(2),(4)                             (D , Ca)       07/01/07   9.500         68,750
      300  IMC Global, Inc., Series B, Global Company Guaranteed
             (Callable 06/01/06 @ $105.63)                                         (BB , Ba1)      06/01/11  11.250        327,000
      500  Laroche Industries, Inc., Series B, Senior Subordinated
             Notes (Callable 09/15/02 @ $104.75)(2)                                 (NR , NR)      09/15/07   9.500         12,500
      360  Lyondell Chemical Co., Series B, Senior Subordinated Notes
             (Callable 05/01/04 @ $104.94)                                         (BB , Ba3)      05/01/07   9.875        366,300
      300  Mississippi Chemical Corp.                                               (B , B3)       11/15/17   7.250        145,500
      350  Philipp Brothers Chemicals, Inc., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 06/01/03 @ $104.94)                                         (CCC+ , B3)     06/01/08   9.875        204,750
      250  Radnor Holdings, Inc., Series B, Company Guaranteed,
             Senior Subordinated Notes
             (Callable 12/01/02 @ $100.00)                                          (B- , B2)      12/01/03  10.000        188,750
      250  Terra Industries, Inc., Series B, Senior Notes
             (Callable 06/15/02 @ $100.00)                                         (B , Caa3)      06/15/05  10.500        206,250
                                                                                                                     -------------
                                                                                                                         2,922,550
                                                                                                                     -------------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (2.3%)
      250  Carrier1 International SA, Series B, Senior Notes
             (Callable 02/15/04 @ $106.63)(2)                                        (D , C)       02/15/09  13.250         23,750
      500  Completel Europe NV, Series B, Company Guaranteed,
             Yankee Senior Discount Notes
             (Callable 02/15/04 @ $107.00)(3)                                     (CCC+ , Caa3)    02/15/09  14.000         62,500
      550  e.spire Communications, Inc., Senior Discount Notes
             (Callable 11/01/02 @ $103.33)(2)                                       (NR , NR)      11/01/05  13.000         57,750
      500  Hyperion Telecommunications, Inc., Series B, Senior
             Discount Notes (Callable 04/15/02 @ $100.00)                         (CCC- , Caa2)    04/15/03  13.000          7,500
      250  Hyperion Telecommunications, Inc., Series B, Senior
             Secured Notes (Callable 09/01/02 @ $103.06)                          (CCC+ , Caa2)    09/01/04  12.250         31,250
    1,000  Intermedia Communications, Inc., Series B, Senior
             Discount Notes (Callable 07/15/02 @ $105.63)(3)                      (BBB+ , Baa2)    07/15/07  11.250        960,000

                 See Accompanying Notes to Financial Statements.

                                       29

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     500  Knology Holdings, Inc., Senior Discount Notes
             (Callable 10/15/02 @ $105.94)(3)                                       (NR , NR)      10/15/07  11.875  $     182,500
      250  MJD Communications, Inc., Series B, Senior
             Subordinated Notes (Callable 05/01/03 @ $104.75)                       (B- , B3)      05/01/08   9.500        216,250
      400  RCN Corp., Senior Unsecured Notes
             (Callable 10/15/02 @ $105.00)                                          (B- , Ca)      10/15/07  10.000        134,000
      232  RCN Corp., Series B, Senior Discount Notes
             (Callable 02/15/03 @ $104.90)(3)                                       (B- , Ca)      02/15/08   9.800         52,200
      500  Time Warner Telecom LLC, Senior Notes
             (Callable 07/15/03 @ $104.87)                                          (B- , B3)      07/15/08   9.750        320,000
                                                                                                                     -------------
                                                                                                                         2,047,700
                                                                                                                     -------------

CONGLOMERATE/DIVERSIFIED MANUFACTURING (1.0%)
      300  Day International Group, Inc., Series B, Senior Notes
             (Callable 06/01/02 @ $102.47)                                          (B- , B2)      06/01/05  11.125        274,500
      500  Jordan Industries, Inc., Series D, Senior Notes
             (Callable 08/01/02 @ $105.19)                                         (B- , Caa3)     08/01/07  10.375        292,500
      325  Knoll, Inc., Senior Subordinated Notes
             (Callable 03/15/02 @ $103.63)                                          (B+ , B1)      03/15/06  10.875        309,172
                                                                                                                     -------------
                                                                                                                           876,172
                                                                                                                     -------------

CONSUMER PRODUCTS/TOBACCO (2.4%)
      315  Diamond Brands Operating, Company Guaranteed,
             Senior Subordinated Notes
             (Callable 12/15/02 @ $101.47)(2)                                       (NR , NR)      04/15/08  10.125         17,325
      400  Drypers Corp., Series B, Senior Notes
             (Callable 06/15/02 @ $105.12)(2)                                       (NR , NR)      06/15/07  10.250          3,000
      500  Holmes Products Corp., Series D, Senior Subordinated
             Notes (Callable 11/15/02 @ $100.00)                                   (B- , Caa2)     11/15/07   9.875        182,500
      450  Jackson Products, Inc., Series B, Company
             Guaranteed (Callable 04/15/02 @ $103.17)                              (CC , Caa3)     04/15/05   9.500        191,250
      500  Packaged Ice, Inc., Series B, Company Guaranteed,
             Senior Subordinated Notes
             (Callable 02/01/03 @ $102.4375)                                        (B , B3)       02/01/05   9.750        400,000
      500  Revlon Consumer Products, Rule 144A, Private
             Placement, Senior Notes(4)                                            (B- , Caa1)     12/01/05  12.000        490,000
      430  Scotts Co., Company Guaranteed
             (Callable 01/15/04 @ $104.313)                                         (B+ , B2)      01/15/09   8.625        447,200
      400  Werner Holdings Co., Inc., Series A, Company
             Guaranteed (Callable 11/15/02 @ $105.00)                               (B- , B2)      11/15/07  10.000        398,000
                                                                                                                     -------------
                                                                                                                         2,129,275
                                                                                                                     -------------

CONTAINERS (1.9%)
      250  Berry Plastics Corp., Series B, Company Guaranteed
             (Callable 07/15/03 @ $105.50)                                          (B- , B3)      07/15/07  11.000        258,750
      516  BPC Holding Corp., Series B, Senior Secured Notes
             (Callable 06/15/02 @ $105.33)                                         (B- , Caa2)     06/15/06  12.500        508,653
      250  Owens-Illinois, Inc., Senior Notes                                       (B+ , B3)      05/15/07   8.100        238,750
      250  Owens-Illinois, Inc., Senior Notes                                       (B+ , B3)      05/15/08   7.350        226,250
      450  Printpack, Inc., Series B, Senior Subordinated Notes
             (Callable 08/15/02 @ $103.54)                                          (B+ , B3)      08/15/06  10.625        474,750
                                                                                                                     -------------
                                                                                                                         1,707,153
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       30

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
DIVERSIFIED TELECOMMUNICATIONS (0.1%)
$     250  Pagemart Nationwide, Inc., Senior Discount Notes
             (Callable 04/05/02 @ $100.00)(2)                                       (NR , NR)      04/01/02  15.000  $       1,875
      250  Pagemart Wireless, Inc., Senior Discount Notes
             (Callable 02/01/03 @ $105.63)(3)                                       (NR , NR)      02/01/08  11.250          1,875
      250  Primus Telecommunications Group, Inc., Senior Unsecured
             Notes (Callable 01/15/04 @ $105.625)                                 (CCC , Caa2)     01/15/09  11.250         83,750
                                                                                                                     -------------
                                                                                                                            87,500
                                                                                                                     -------------

ELECTRONICS/INFORMATION/DATA TECHNOLOGY (1.0%)
      250  Ampex Corp., Series B, Senior Notes
             (Callable 03/15/02 @ $102.00)                                          (NR , NR)      03/15/03  12.000         37,500
      250  Elgar Holdings, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 02/01/03 @ $104.94)                     (CCC+ , Caa3)    02/01/08   9.875         63,750
      500  Flextronics International, Ltd., Yankee Senior Subordinated
             Notes (Callable 07/01/05 @ $104.94)                                   (BB- , Ba3)     07/01/10   9.875        537,500
      250  Solectron Corp. Senior Notes
             (Callable 02/15/06 @ $104.813)                                        (BB+ , Ba1)     02/15/09   9.625        251,250
                                                                                                                     -------------
                                                                                                                           890,000
                                                                                                                     -------------

ENERGY - OTHER (1.2%)
      380  Crown Central Petroleum, Senior Notes
             (Callable 02/01/03 @ $100.00)                                          (B , B2)       02/01/05  10.875        302,100
      500  Eagle Geophysical, Inc., Liquidating Trust(2)                             (B , B)       07/15/08  10.750         25,000
      500  Frontier Oil Corp., Senior Notes
             (Callable 11/15/04 @ $105.87)                                          (B , B2)       11/15/09  11.750        533,750
      250  Tesoro Petroleum Corp., Rule 144A, Private Placement,
             Senior Subordinated Notes
             (Callable 11/01/05 @ $104.81)(4)                                      (BB- , B1)      11/01/08   9.625        251,250
                                                                                                                     -------------
                                                                                                                         1,112,100
                                                                                                                     -------------

ENVIRONMENTAL SERVICES (0.2%)
      200  Allied Waste North America, Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 01/01/04 @ $103.94)                                         (BB- , Ba3)     01/01/09   7.875        198,000
                                                                                                                     -------------

FOOD PROCESSORS/BEVERAGES/BOTTLING (4.5%)
      250  Agrilink Foods, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 11/01/03 @ $105.94)                       (B- , B3)      11/01/08  11.875        246,250
      420  Archibald Candy Corp., Company Guaranteed, Senior
             Secured Notes (Callable 07/01/02 @ $102.56)(2)                        (D , Caa2)      07/01/04  10.250        216,300
      600  Aurora Foods, Inc., Series B, Senior Subordinated Notes
             (Callable 02/15/03 @ $105.2917)                                      (CCC+ , Caa1)    02/15/07   9.875        594,000
      400  B&G Foods, Inc., Company Guaranteed,
             (Callable 08/01/02 @ $104.81)                                          (B- , B3)      08/01/07   9.625        396,000
      350  Eagle Family Foods, Inc., Series B, Company Guaranteed
             (Callable 01/15/03 @ $104.38)                                         (CCC+ , B3)     01/15/08   8.750        278,687
      150  Fleming Companies, Inc., Series B, Company Guaranteed,
             Senior Subordinated Notes (Callable 06/01/02 @ $102.63)                (B+ , B2)      12/01/04  10.500        150,000
      250  Fleming Companies, Inc., Series B., Company
             Guaranteed (Callable 07/31/02 @ $105.31)                               (B+ , B2)      07/31/07  10.625        241,875
      500  Luigino's, Inc., Senior Subordinated Notes
             (Callable 02/01/03 @ $105.00)                                          (B- , B3)      02/01/06  10.000        512,500
      280  National Wine & Spirits, Inc., Company Guaranteed
             (Callable 01/15/04 @ $105.06)                                          (B , B2)       01/15/09  10.125        288,400

                 See Accompanying Notes to Financial Statements.

                                       31

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     250  New World Pasta Co., Company Guaranteed, Senior
             Subordinated Notes (Callable 02/15/04 @ $104.63)                     (CCC+ , Caa1)    02/15/09   9.250  $     236,250
      350  Pilgrim's Pride Corp., Senior Notes
             (Callable 09/15/06 @ $104.81)                                         (BB- , Ba3)     09/15/11   9.625        369,250
      400  Premier International Foods PLC, Yankee Senior Notes
             (Callable 09/01/04 @ $106.00)                                          (B- , B3)      09/01/09  12.000        442,000
      300  Vlasic Foods International, Inc., Series B, Senior Subordinated
             Notes (Callable 07/01/04 @ $105.12)(2)                                 (NR , NR)      07/01/09  10.250         66,000
                                                                                                                     -------------
                                                                                                                         4,037,512
                                                                                                                     -------------

GAMING (10.2%)
      300  Ameristar Casinos, Inc., Company Guaranteed
             (Callable 2/15/06 @ $105.38)                                           (B- , B3)      02/15/09  10.750        333,000
      500  Argosy Gaming Co., Company Guaranteed
             (Callable 06/01/04 @ $105.38)                                          (B+ , B2)      06/01/09  10.750        556,875
      250  Argosy Gaming Co., Senior Subordinated Notes
             (Callable 09/01/06 @ $104.50)                                          (B+ , B2)      09/01/11   9.000        266,875
      250  Aztar Corp., Global Senior Subordinated Notes
             (Callable 8/15/06 @ $104.50)                                          (B+ , Ba3)      08/15/11   9.000        261,562
      250  Aztar Corp., Senior Subordinated Notes
             (Callable 05/15/03 @ $104.44)                                         (B+ , Ba3)      05/15/07   8.875        259,375
      400  Boyd Gaming Corp., Senior Subordinated Notes
             (Callable 07/15/02 @ $104.75)                                          (B+ , B1)      07/15/07   9.500        417,500
      550  Coast Hotels & Casinos, Inc., Company Guaranteed,
             Senior Subordinated Notes (Callable 04/01/04 @ $104.75)                (B , B2)       04/01/09   9.500        584,375
      700  Hard Rock Hotel, Inc., Series B, Senior Subordinated
             Notes (Callable 04/01/02 @ $104.63)                                   (B- , Caa2)     04/01/05   9.250        698,250
      250  Harrahs Operating Co., Inc., Company Guaranteed,
             Senior Subordinated Notes                                             (BB+ , Ba1)     12/15/05   7.875        263,125
      400  Herbst Gaming, Inc., Series B, Global Secured Notes
             (Callable 09/01/05 @ $105.37)                                          (B , B2)       09/01/08  10.750        418,000
      223  Hollywood Casino Corp., Company Guaranteed
             (Callable 05/01/03 @ $107.00)                                          (B , B3)       05/01/07  11.250        247,251
      250  Hollywood Park, Inc., Series B, Company Guaranteed,
             Senior Subordinated Notes (Callable 02/15/03 @ $104.63)              (CCC+ , Caa1)    02/15/07   9.250        223,750
      500  Horseshoe Gaming LLC, Series B, Company Guaranteed,
             Senior Subordinated Notes (Callable 06/15/02 @ $104.69)                (B+ , B2)      06/15/07   9.375        532,500
      250  Isle of Capri Casinos, Inc., Company Guaranteed
             (Callable 04/15/04 @ $104.38)                                          (B , B2)       04/15/09   8.750        251,250
       47  Jazz Casino Co. LLC, Senior Secured Notes(5)                             (NR , NR)      03/30/02   5.350         29,766
      500  Majestic Investor Holdings, Rule 144A, Private Placement,
             Company Guaranteed (Callable 11/30/05 @ $105.83)(4)                    (B , B2)       11/30/07  11.653        477,500
      400  Majestic Star Casino LLC, Series B, Company Guaranteed,
             Senior Secured Notes (Callable 07/01/03 @ $105.44)                     (B , B2)       07/01/06  10.875        406,000
      480  Mandalay Resort Group, Senior Subordinated Notes
             (Callable 12/01/02 @ $104.63)                                         (BB- , Ba3)     12/01/05   9.250        495,600
      500  MGM Mirage, Inc., Company Guaranteed                                    (BB+ , Ba2)     06/01/07   9.750        544,375
      250  Mohegan Tribal Gaming, Senior Subordinated Notes
             (Callable 01/01/04 @ $104.38)                                         (BB- , Ba3)     01/01/09   8.750        260,000
      250  Park Place Entertainment, Senior Subordinated Notes                     (BB+ , Ba2)     12/15/05   7.875        255,000
      250  Peninsula Gaming LLC, Series B, Company Guaranteed,
             Senior Secured Notes (Callable 07/01/03 @ $108.00)                     (B , B2)       07/01/06  12.250        251,875
      500  Penn National Gaming, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 03/01/05 @ $105.56)                                          (B- , B3)      03/01/08  11.125        542,500

                 See Accompanying Notes to Financial Statements.

                                       32

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     250  Sun International Hotels, Company Guaranteed,
             Yankee Senior Subordinated Notes
             (Callable 03/15/02 @ $104.50)                                         (B+ , Ba2)      03/15/07   9.000  $     255,000
      331  Waterford Gaming LLC, Rule 144A, Senior Notes
             (Callable 03/15/04 @ $105.18)(4)                                       (B+ , B1)      03/15/10   9.500        344,654
                                                                                                                     -------------
                                                                                                                         9,175,958
                                                                                                                     -------------

HEALTHCARE FACILITIES/SUPPLIES (4.8%)
      300  Alaris Medical Systems, Company Guaranteed
             (Callable 12/01/02 @ $103.25)                                         (B- , Caa1)     12/01/06   9.750        289,500
      400  Beverly Enterprises, Inc., Company Guaranteed,
             Senior Notes (Callable 02/15/03 @ $101.50)                             (B+ , B1)      02/15/06   9.000        396,000
      400  Davita, Inc., Series B, Company Guaranteed, Senior
             Subordinated Notes (Callable 04/15/06 @ $104.63)                       (B- , B2)      04/15/11   9.250        428,000
      500  Extendicare Health Services, Inc., Company Guaranteed,
             Senior Subordinated Notes (Callable 12/15/02 @ $104.68)               (CCC+ , B3)     12/15/07   9.350        440,000
      250  Fisher Scientific International, Inc., Senior Subordinated
             Notes (Callable 02/01/03 @ $104.50)                                    (B- , B3)      02/01/08   9.000        261,250
      300  Magellan Health Services, Inc., Rule 144A, Senior Notes
             (Callable 11/15/05 @ $104.69)(4)                                       (B+ , B2)      11/15/07   9.375        294,000
      250  Magellan Health Services, Inc., Senior Subordinated
             Notes (Callable 02/15/03 @ $104.50)                                    (B- , B3)      02/15/08   9.000        207,500
      500  Triad Hospital Holdings, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 05/15/04 @ $105.50)                                          (B- , B2)      05/15/09  11.000        561,250
      400  Unilab Finance Corp., Senior Subordinated Notes
             (Callable 10/01/04 @ $106.37)                                          (B- , B3)      10/01/09  12.750        464,000
      400  Vanguard Health Systems, Rule 144A, Senior
             Subordinated Notes (Callable 08/01/06 @ $104.87)(4)                    (B- , B3)      08/01/11   9.750        420,000
      500  Vicar Operating, Inc., Rule 144A, Private Placement,
             Senior Subordinated Notes (Callable 12/01/05 @ $104.94)(4)             (B- , B3)      12/01/09   9.875        522,500
                                                                                                                     -------------
                                                                                                                         4,284,000
                                                                                                                     -------------

HOME BUILDERS (0.7%)
      300  KB Home, Senior Subordinated Notes                                      (BB- , Ba3)     12/15/08   8.625        310,500
      300  Toll Corp., Senior Subordinated Notes
             (Callable 12/01/06 @ $104.12)                                         (BB+ , Ba2)     12/01/11   8.250        305,250
                                                                                                                     -------------
                                                                                                                           615,750
                                                                                                                     -------------

INDUSTRIAL - OTHER (1.5%)
      300  Amerigas Partners LP Eagle Finance Corp., Global
             Senior Notes (Callable 05/20/06 @ $104.438)                           (BB+ , Ba3)     05/20/11   8.875        307,500
      500  Brand Scaffold Services, Senior Unsecured Notes
             (Callable 02/15/03 @ $105.12)                                          (B- , B3)      02/15/08  10.250        466,875
      400  Del Monte Corp., Series B, Global Company Guaranteed
             (Callable 05/15/06 @ $104.63)                                          (B- , B3)      05/15/11   9.250        423,000
      504  International Utility Structures, Inc.                                   (NR , Ca)      02/01/08  13.000        100,800
                                                                                                                     -------------
                                                                                                                         1,298,175
                                                                                                                     -------------

LEISURE (3.2%)
      500  AMC Entertainment, Inc., Senior Subordinated Notes
             (Callable 02/01/04 @ $104.75)                                        (CCC , Caa3)     02/01/11   9.500        470,000
      400  Booth Creek Ski Holdings, Inc., Series B, Company
             Guaranteed (Callable 03/15/02 @ $106.25)                             (CCC+ , Caa1)    03/15/07  12.500        335,000

                 See Accompanying Notes to Financial Statements.

                                       33

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     450  Cinemark USA, Inc., Series D, Senior Subordinated
             Notes (Callable 08/01/02 @ $102.41)                                   (B- , Caa2)     08/01/08   9.625  $     429,750
      250  Florida Panthers, Company Guaranteed, Senior
             Subordinated Notes (Callable 04/15/04 @ $104.94)                       (B- , B2)      04/15/09   9.875        265,625
      500  Imax Corp., Yankee Senior Unsecured Notes
             (Callable 12/01/02 @ $103.94)                                        (CCC , Caa2)     12/01/05   7.875        292,500
      250  Intrawest Corp., Yankee Senior Unsecured Notes
             (Callable 08/15/03 @ $104.87)                                          (B+ , B1)      08/15/08   9.750        253,750
      250  KSL Recreation Group, Inc., Series B, Senior
             Subordinated Notes (Callable 05/01/02 @ $105.12)                       (B- , B2)      05/01/07  10.250        243,437
       75  SFX Entertainment, Inc., Series B, Company Guaranteed,
             Senior Subordinated Notes (Callable 02/01/03 @ $104.56)               (NR , Ba3)      02/01/08   9.125         82,125
      500  Six Flags, Inc., Senior Notes (Callable 04/01/02 @ $104.63)              (B , B3)       04/01/06   9.250        526,250
                                                                                                                     -------------
                                                                                                                         2,898,437
                                                                                                                     -------------

LODGING (1.1%)
      250  Capstar Hotel Co., Senior Subordinated Notes
             (Callable 08/15/02 @ $104.38)                                          (B- , B3)      08/15/07   8.750        231,875
      300  HMH Properties, Inc., Series B, Company Guaranteed
             (Callable 08/01/03 @ $103.99)                                         (BB- , Ba3)     08/01/08   7.875        292,500
      220  HMH Properties, Inc., Series C, Senior Notes
             (Callable 12/01/03 @ $104.23)                                         (BB- , Ba2)     12/01/08   8.450        221,650
      250  Prime Hospitality Corp., First Mortgage
             (Callable 01/15/03 @ $101.54)                                         (BB , Ba2)      01/15/06   9.250        258,750
                                                                                                                     -------------
                                                                                                                         1,004,775
                                                                                                                     -------------

MACHINERY (0.5%)
      510  Motors & Gears, Inc., Series D, Senior Notes
             (Callable 11/15/02 @ $103.58)                                         (B , Caa1)      11/15/06  10.750        484,500
                                                                                                                     -------------

METALS & MINING (2.0%)
      400  AEI Resources, Inc., Rule 144A, Senior Subordinated
             Notes (Callable 12/15/02 @ $105.75)(2),(4)                             (NR , NR)      12/15/06  11.500         63,500
      250  AK Steel Corp., Senior Notes (Callable 12/15/02 @ $103.04)               (BB , B1)      12/15/06   9.125        261,250
      400  Golden Northwest Aluminum, Company Guaranteed,
             Senior Subordinated Notes (Callable 12/15/02 @ $108.00)                (B- , B3)      12/15/06  12.000        242,500
      529  Great Lakes Carbon Corp., Series B, Company Guaranteed
             (Callable 05/15/03 @ $105.13)                                          (B- , B3)      05/15/08  10.250        320,045
      100  Haynes International, Inc., Senior Notes
             (Callable 09/01/02 @ $100.00)                                        (CCC+ , Caa2)    09/01/04  11.625         60,500
      250  Luscar Coal, Ltd., Rule 144A, Senior Notes
             (Callable 10/15/06 @ $104.87)(4)                                      (BB , Ba3)      10/15/11   9.750        266,562
      250  Maxxam Group Holdings, Inc., Series B, Senior Secured
             Notes (Callable 08/01/02 @ $100.00)                                  (CCC+ , Caa1)    08/01/03  12.000        213,750
      300  Metallurg, Inc., Series B, Company Guaranteed, Senior
             Notes (Callable 12/01/02 @ $105.50)                                    (B- , B3)      12/01/07  11.000        271,500
      250  WHX Corp., Senior Unsecured Notes
             (Callable 04/15/02 @ $105.25)                                        (CCC+ , Caa3)    04/15/05  10.500        133,750
                                                                                                                     -------------
                                                                                                                         1,833,357
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       34

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
OIL EQUIPMENT (2.9%)
$     341  Key Energy Services, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 01/15/04 @ $107.00)                                          (B , B2)       01/15/09  14.000  $     395,986
      250  Mission Resources Corp., Series C, Global Company
             Guaranteed (Callable 04/01/02 @ $105.44)                               (B- , B3)      04/01/07  10.875        221,875
      250  Parker Drilling Co., Series D, Company Guaranteed
             (Callable 11/15/02 @ $103.25)                                          (B+ , B1)      11/15/06   9.750        251,875
      300  Pride Petroleum Services, Inc., Senior Notes
             (Callable 05/01/02 @ $104.69)                                         (BB+ , Ba2)     05/01/07   9.375        313,500
      500  R&B Falcon Corp., Company Guaranteed                                    (A- , Baa3)     12/15/08   9.500        577,839
      350  Trico Marine Services, Inc., Series G, Company
             Guaranteed (Callable 08/01/02 @ $102.83)                               (B , B1)       08/01/05   8.500        337,750
      500  Universal Compression, Inc., Senior Discount Notes
             (Callable 02/15/03 @ $104.94)(3)                                       (B+ , B1)      02/15/08   9.875        477,500
                                                                                                                     -------------
                                                                                                                         2,576,325
                                                                                                                     -------------

PAPER & FOREST PRODUCTS (3.4%)
      500  Ainsworth Lumber Co., Ltd., Senior Secured Notes                         (B- , B3)      07/15/07  12.500        512,500
      500  Crown Paper Co., Senior Subordinated Notes
             (Callable 09/01/02 @ $101.83)(2)                                       (NR , NR)      09/01/05  11.000         12,500
      400  Doman Industries, Ltd., Yankee Senior Notes
             (Callable 03/15/02 @ $100.00)                                        (CCC+ , Caa1)    03/15/04   8.750         94,000
      400  Four M Corp., Series B, Senior Secured Notes
             (Callable 06/01/02 @ $104.00)                                          (B , B3)       06/01/06  12.000        405,000
      400  Mail-Well, Inc., Series B, Company Guaranteed,
             Senior Subordinated Notes (Callable 12/15/03 @ $104.38)                (B+ , B3)      12/15/08   8.750        350,000
      400  Norampac, Inc., Yankee Senior Notes
             (Callable 02/01/03 @ $104.75)                                         (BB , Ba2)      02/01/08   9.500        423,500
      300  Playtex Products, Inc., Global Company Guaranteed
             (Callable 06/01/06 @ $104.69)                                          (B , B2)       06/01/11   9.375        319,500
      250  Specialty Paperboard, Inc., Senior Notes
             (Callable 10/15/02 @ $103.13)                                          (B+ , B1)      10/15/06   9.375        206,250
      200  Stone Container Corp., Senior Unsecured Notes
             (Callable 02/01/06 @ $104.87)                                          (B , B2)       02/01/11   9.750        218,000
      250  Stone Container Finance Co., Rule 144A, Company
             Guaranteed, Senior Notes (Callable 08/15/04 @ $100.00)(4)              (B , B2)       08/15/06  11.500        273,750
      250  Tembec Industries, Inc., Company Guaranteed, Senior
             Unsecured Notes (Callable 06/30/04 @ $104.31)                         (BB+ , Ba1)     06/30/09   8.625        264,375
                                                                                                                     -------------
                                                                                                                         3,079,375
                                                                                                                     -------------

PUBLISHING (1.2%)
      500  Hollinger International Publishing, Inc., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 03/15/02 @ $104.63)                                         (B+ , Ba3)      03/15/07   9.250        516,250
      300  Liberty Group Publishing(3)                                            (CCC+ , Caa2)    02/01/09  11.625        136,500
      250  Phoenix Color Corp., Company Guaranteed
             (Callable 02/01/04 @ $105.19)                                         (B- , Caa2)     02/01/09  10.375        186,250
      500  Premier Graphics, Inc., Company Guaranteed, Senior
             Unsecured Notes (Callable 12/01/02 @ $105.75)(2)                       (NR , NR)      12/01/05  11.500         17,500
      194  Sun Media Corp., Yankee Senior Subordinated Notes
             (Callable 02/15/03 @ $103.167)                                         (B+ , B2)      02/15/07   9.500        199,820
                                                                                                                     -------------
                                                                                                                         1,056,320
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       35

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
RESTAURANTS (2.7%)
$     400  Advantica Restaurant Group, Inc., Senior Notes
             (Callable 01/15/03 @ $105.63)                                          (C , B3)       01/15/08  11.250  $     295,000
      500  AFC Enterprises, Senior Subordinated Notes
             (Callable 05/15/02 @ $105.12)                                          (B+ , B2)      05/15/07  10.250        528,750
      500  American Restaurant Group, Inc., Rule 144A, Private
             Placement, Company Guaranteed
             (Callable 11/01/04 @ $105.75)(4)                                       (B , B2)       11/01/06  11.500        427,500
      250  Carrols Corp., Company Guaranteed, Senior
             Subordinated Notes (Callable 12/01/03 @ $104.75)                       (B- , B3)      12/01/08   9.500        238,750
      215  National Restaurant Private Placement, Senior Notes
             (Callable 12/01/02 @ $102.00)(2)                                      (D , Caa2)      11/15/07  10.750         53,750
      229  National Restaurant Private Placement, Senior Notes
             (Callable 12/01/02 @ $102.00)(2)                                      (C , Caa2)      05/15/08  13.000         57,249
      500  New World Coffee - Manhattan Bagel, Inc., Rule 144A,
             Company Guaranteed, Private Placement
             (Callable 06/15/03 @ $100.00)(3), (4)                                  (B- , B3)      06/15/03  15.000        502,500
      265  Sbarro, Inc., Company Guaranteed, Senior Notes
             (Callable 09/15/04 @ $105.50)                                         (B+ , Ba3)      09/15/09  11.000        270,300
                                                                                                                     -------------
                                                                                                                         2,373,799
                                                                                                                     -------------

RETAIL - FOOD AND DRUG (1.8%)
      200  Mrs. Fields Holding Co., Senior Discount Notes
             (Callable 12/01/02 @ $107.00)(3)                                      (NR , Caa2)     12/01/05  14.000         94,000
      331  Mrs. Fields Original Cookies Co., Series B, Company
             Guaranteed (Callable 12/01/02 @ $101.69)                               (B+ , B2)      12/01/04  10.125        289,188
      260  Pantry, Inc., Company Guaranteed
             (Callable 10/15/02 @ $105.12)                                          (B- , B3)      10/15/07  10.250        241,800
      350  Petco Animal Supplies, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 11/01/06 @ $105.37)(4)                    (B , B3)       11/01/11  10.750        370,125
      189  Pueblo Xtra International, Inc., Senior Notes
             (Callable 08/01/03 @ $100.00)                                        (CCC , Caa3)     08/01/03   9.500         59,535
      500  Stater Brothers Holdings, Senior Notes
             (Callable 08/15/03 @ $105.38)                                          (B- , B2)      08/15/06  10.750        525,000
                                                                                                                     -------------
                                                                                                                         1,579,648
                                                                                                                     -------------

RETAIL STORES (3.5%)
      500  Advance Holding Corp., Series B, Senior Discount
             Debentures (Callable 04/15/03 @ $106.44)(3)                           (B- , Caa1)     04/15/09  12.875        460,000
      250  Advance Stores Co., Inc., Rule 144A, Senior
             Subordinated Notes (Callable 04/15/03 @ $105.13)(4)                    (B- , B3)      04/15/08  10.250        264,375
      250  Advance Stores Co., Inc., Series B, Company Guaranteed
             (Callable 04/15/03 @ $105.12)                                          (B- , B3)      04/15/08  10.250        264,375
      250  Autonation, Inc. Global Company Guaranteed                              (BB+ , Ba2)     08/01/08   9.000        263,438
      500  County Seat Stores, Inc., Unit
             (Callable 11/01/03 @ $100.00)(2)                                       (NR , NR)      11/01/04  12.750             50
      370  Flooring America, Inc., Series B, Company Guaranteed,
             Senior Unsecured Notes (Callable 10/15/02 @ $104.63)(2)                (NR , C)       10/15/07   9.250            462
      178  HMV Media Group PLC, Series B, Yankee Senior
             Subordinated Notes (Callable 05/15/03 @ $105.12)                       (B- , B3)      05/15/08  10.250        176,666
      500  Jostens, Inc., Senior Subordinated Notes
             (Callable 05/01/05 @ $106.37)                                          (B , B3)       05/01/10  12.750        557,500
      250  Kmart Corp., Debentures(2)                                               (D , Ca)       10/01/12   7.750        104,375
      500  Leslie's Poolmart, Senior Unsecured Notes
             (Callable 07/15/02 @ $102.59)                                          (B- , B3)      07/15/04  10.375        463,125

                 See Accompanying Notes to Financial Statements.

                                       36

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     250  Michaels Stores, Inc., Senior Notes
             (Callable 07/01/05 @ $104.63)                                         (BB , Ba2)      07/01/09   9.250  $     265,938
      250  Nebraska Book Co., Senior Subordinated Notes
             (Callable 02/15/03 @ $104.38)                                          (B- , B3)      02/15/08   8.750        238,750
      125  Pep Boys - Manny, Moe & Jack, Series MTNB, Notes                        (BB- , B2)      07/07/06   6.920        114,375
                                                                                                                     -------------
                                                                                                                         3,173,429
                                                                                                                     -------------

SATELLITE (1.6%)
      500  Echostar DBS Corp., Senior Notes
             (Callable 02/01/04 @ $104.69)                                          (B+ , B1)      02/01/09   9.375        516,250
      300  Loral Cyberstar, Inc. Company Guaranteed                                (B , Caa1)      07/15/06  10.000        205,500
      550  Pegasus Communications Corp., Series B, Senior
             Notes (Callable 12/01/02 @ $104.88)                                   (CCC+ , B3)     12/01/06   9.750        404,250
      750  Pegasus Satellite Communications, Inc., Senior
             Discount Notes (Callable 03/01/04 @ $106.75)(3)                      (CCC+ , Caa1)    03/01/07  13.500        348,750
                                                                                                                     -------------
                                                                                                                         1,474,750
                                                                                                                     -------------

SECONDARY OIL & GAS PRODUCERS (3.4%)
      500  Abraxas Petroleum Corp., Series A, Company Guaranteed,
             Senior Subordinated Notes
             (Callable 11/01/02 @ $100.00)                                         (CC , Caa3)     11/01/04  11.500        372,500
      350  Chesapeake Energy Corp., Global Company
             Guaranteed, Senior Notes
             (Callable 04/01/06 @ $104.06)                                          (B+ , B2)      04/01/11   8.125        344,750
      350  Denbury Management, Inc., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 03/01/03 @ $104.50)                                          (B- , B3)      03/01/08   9.000        330,750
      200  Magnum Hunter Resources, Inc., Company Guaranteed
             (Callable 06/01/02 @ $105.00)                                          (B , B2)       06/01/07  10.000        197,000
       30  Ocean Energy, Inc., Senior Notes                                       (BBB- , Baa3)    08/01/03   7.875         30,038
      250  Plains Resources, Inc., Series B, Company Guaranteed,
             Senior Subordinated Notes (Callable 03/15/02 @ $103.42)                (B , B2)       03/15/06  10.250        258,750
      250  Plains Resources, Inc., Series F, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 03/15/02 @ $103.42)                                          (B- , B2)      03/15/06  10.250        258,750
      500  Pogo Producing Co., Series B, Senior Subordinated
             Notes (Callable 05/15/02 @ $104.38)                                    (BB , B1)      05/15/07   8.750        518,750
      400  Southwest Royalties, Inc., Series B, Company Guaranteed
             (Callable 10/15/02 @ $102.63)                                        (CCC- , Caa2)    10/15/04  10.500        298,000
      250  Vintage Petroleum, Inc., Global Senior Subordinated
             Notes (Callable 05/15/06 @ $103.94)                                   (BB- , Ba3)     05/15/11   7.875        218,750
      300  Wiser Oil Co., Company Guaranteed, Senior Subordinated
             Notes (Callable 05/15/02 @ $104.75)                                  (CCC+ , Caa3)    05/15/07   9.500        235,500
                                                                                                                     -------------
                                                                                                                         3,063,538
                                                                                                                     -------------

SERVICES - OTHER (1.8%)
      250  Ameriserve Finance Trust, Rule 144A, Senior Secured
             Notes (Callable 09/15/03 @ $106.00)(2),(4)                             (NR , NR)      09/15/06  12.000         13,750
      500  Applied Extrusion Technologies, Inc., Series B,
             Company Guaranteed (Callable 07/01/06 @ $105.37)                       (B , B2)       07/01/11  10.750        527,500
      439  Coinstar, Inc., Senior Discount Notes
             (Callable 10/01/02 @ $105.33)                                          (NR , NR)      10/01/06  13.000        437,354
      491  Interact Operating Co., Senior Unsecured Notes
             (Callable 08/01/03 @ $100.00)                                          (NR , NR)      08/01/03  14.000              5

                 See Accompanying Notes to Financial Statements.

                                       37

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------
$     250  Iron Mountain, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 09/30/02 @ $104.38)                       (B , B2)       09/30/09   8.750  $     262,500
      350  La Petite Academy, Inc., Series B, Company Guaranteed
             (Callable 05/15/03 @ $105.00)                                        (CCC- , Caa3)    05/15/08  10.000        253,750
      150  United Rentals, Inc., Series B, Company Guaranteed,
             Senior Subordinated Notes (Callable 01/15/04 @ $104.63)               (BB- , B2)      01/15/09   9.250        150,750
                                                                                                                     -------------
                                                                                                                         1,645,609
                                                                                                                     -------------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.8%)
      250  Advanced Glass Fiber Yarns, Senior Subordinated Notes
             (Callable 01/15/04 @ $105.06)                                        (CCC+ , Caa3)    01/15/09   9.875         88,750
      250  BGF Industries, Inc., Series B, Senior Subordinated
             Notes (Callable 01/15/04 @ $105.25)                                   (CCC+ , B3)     01/15/09  10.250        167,500
      350  Galey & Lord, Inc., Company Guaranteed
             (Callable 03/01/03 @ $104.56)(2)                                       (D , Ca)       03/01/08   9.125         45,500
      400  HCI Direct, Inc., Senior Subordinated Notes
             (Callable 10/01/02 @ $100.00)(2)                                       (B- , B3)      08/01/02  13.750        139,000
      210  Phillips Van-Heusen, Senior Subordinated Notes
             (Callable 05/01/03 @ $104.75)                                         (B+ , Ba3)      05/01/08   9.500        214,200
      250  Worldtex, Inc., Series B, Company Guaranteed, Senior
             Subordinated Notes (Callable 12/15/02 @ $104.81)(2)                    (D , NR)       12/15/07   9.625         26,563
                                                                                                                     -------------
                                                                                                                           681,513
                                                                                                                     -------------

TRANSPORTATION - OTHER (0.4%)
        9  Aran Shipping & Trading(2)                                               (NR , NR)      01/31/04   8.300          6,710
      250  Motor Coach Industries International, Inc., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 05/01/04 @ $105.63)                                        (CCC+ , Caa1)    05/01/09  11.250        173,750
      250  Oglebay Norton Co., Senior Subordinated Notes
             (Callable 02/01/04 @ $105.00)                                         (B- , Caa1)     02/01/09  10.000        183,750
                                                                                                                     -------------
                                                                                                                           364,210
                                                                                                                     -------------

UTILITIES (1.6%)
      250  AES Corp., Senior Unsecured Notes                                       (BB , Ba1)      06/01/09   9.500        166,250
      250  Calpine Canada Energy, Company Guaranteed                               (BB+ , Ba1)     05/01/08   8.500        180,199
      550  Calpine Corp., Senior Notes                                             (BB+ , Ba1)     04/15/09   7.750        392,490
      250  CMS Energy Corp., Senior Notes                                          (BB , Ba3)      07/15/08   8.900        251,611
      500  CMS Energy Corp., Senior Unsecured Notes                                (BB , Ba3)      01/15/09   7.500        473,241
                                                                                                                     -------------
                                                                                                                         1,463,791
                                                                                                                     -------------

WIRELESS (6.7%)
      500  Airgate PCS, Inc., Senior Subordinated Notes
             (Callable 10/01/04 @ $106.75)(3)                                     (CCC , Caa1)     10/01/09  13.500        272,500
      250  American Cellular Corp., Company Guaranteed
             (Callable 10/15/05 @ $104.75)                                          (B , B2)       10/15/09   9.500        203,750
      300  Centennial Cellular Corp., Senior Subordinated Notes
             (Callable 12/15/03 @ $105.37)                                          (B- , B3)      12/15/08  10.750        153,000
      500  Dobson Sygnet Communications Co., Senior Unsecured
             Notes (Callable 12/15/03 @ $106.13)                                    (NR , B3)      12/15/08  12.250        472,500
      250  Dolphin Telecom PLC, Series B, Yankee Senior Discount
             Notes (Callable 05/15/04 @ $107.00)(3)                                (CCC- , Ca)     05/15/09  14.000          2,500
      600  IPCS, Inc., Senior Discount Notes
             (Callable 07/15/05 @ $107.00)(3)                                     (CCC , Caa1)     07/15/10  14.000        273,000
      500  Loral Space & Communications, Ltd., Senior Notes
             (Callable 01/15/03 @ $104.75)                                         (CCC+ , Ca)     01/15/06   9.500        312,500

                 See Accompanying Notes to Financial Statements.

                                       38

   PAR                                                                              RATINGS(1)
  (000)                                                                          (S&P / MOODY'S)   MATURITY   RATE%      VALUE
---------                                                                        ---------------   --------  ------  -------------

$     600  Microcell Telecommunications, Inc., Series B, Yankee
             Senior Discount Notes (Callable 12/01/02 @ $104.67)                   (NR , Caa1)     06/01/06  14.000  $     411,000
      525  Nextel Partners, Inc., Senior Discount Notes
             (Callable 02/01/04 @ $107.00)(3)                                      (CCC+ , B3)     02/01/09  14.000        248,063
      500  Orange PLC, Yankee Senior Notes
             (Callable 06/01/04 @ $104.50)                                        (BBB+ , Baa1)    06/01/09   9.000        552,290
      250  Polska Telefonica Cyfrowa International Finance II SA,
             Company Guaranteed, Senior Subordinated Notes
             (Callable 12/01/04 @ $105.625)                                         (B+ , B2)      12/01/09  11.250        268,750
      250  Price Communications Wireless, Inc., Senior
             Subordinated Notes (Callable 07/15/02 @ $105.87)                       (B- , B2)      07/15/07  11.750        263,125
      250  Price Communications Wireless, Inc., Series B,
             Company Guaranteed
             (Callable 06/15/02 @ $104.56)                                         (B+ , Ba2)      12/15/06   9.125        253,750
      200  TeleCorp PCS, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 04/15/04 @ $105.81)(3)                    (NR , B3)      04/15/09  11.625        177,000
      500  TeleCorp PCS, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 07/15/05 @ $105.31)                       (NR , B3)      07/15/10  10.625        567,500
      500  Tritel PCS, Inc., Company Guaranteed
             (Callable 05/15/04 @ $106.37)(3)                                       (NR , B3)      05/15/09  12.750        437,500
      300  Triton PCS, Inc. Global Company Guaranteed
             (Callable 11/15/06 @ $104.38)                                          (B- , B2)      11/15/11   8.750        277,500
      250  Triton PCS, Inc., Company Guaranteed, Senior
             Subordinated Discount Notes
             (Callable 05/01/03 @ $105.50)(3)                                       (B- , B2)      05/01/08  11.000        213,750
      500  U.S. Unwired, Inc., Series B, Company Guaranteed,
             (Callable 11/01/04 @ $106.69)(3)                                      (CCC+ , B3)     11/01/09  13.375        275,000
       37  Voicestream Wireless Corp., Senior Discount Notes
             (Callable 11/15/04 @ $105.94)                                         (A- , Baa1)     11/15/09  11.875         33,163
      292  Voicestream Wireless Corp., Senior Notes
             (Callable 11/15/04 @ $105.19)                                         (A- , Baa1)     11/15/09  10.375        322,660
                                                                                                                     -------------
                                                                                                                         5,990,801
                                                                                                                     -------------
TOTAL CORPORATE BONDS (Cost $103,704,176)                                                                               85,817,736
                                                                                                                     -------------

  NUMBER
OF SHARES
---------
WARRANTS (0.2%)
BROADBAND (0.0%)
      500  GT Group Telecom, Inc., Rule 144A, strike $0.00 expires February 2010(4)                                          2,000
    1,010  Petersburg Long Distance, Inc., strike $1.00 expires May 2008                                                        10
                                                                                                                     -------------
                                                                                                                             2,010
                                                                                                                     -------------

CABLE (0.0%)
    7,581  DIVA Systems Corp. Rule 144A, strike $0.01 expires March 2008(4)                                                     79
                                                                                                                     -------------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
      500  Carrier1 International Rule 144A, strike $0.00 expires February 2009(4)                                               0
                                                                                                                     -------------

CONSUMER PRODUCTS/TOBACCO (0.0%)
      500  Jostens, Inc., strike $0.01 expires May 2010                                                                     10,000
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       39

 NUMBER
OF SHARES                                                                                                                VALUE
---------                                                                                                            -------------
DIVERSIFIED TELECOMMUNICATIONS (0.0%)
      642  PLD Telekom, Inc., strike $10.86 expires March 2003                                                       $          28
      146  PLD Telekom, Inc., strike $10.86 expires March 2003                                                                   6
                                                                                                                     -------------
                                                                                                                                34
                                                                                                                     -------------

ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.0%)
   17,000  Ampex Corp. Rule 144A, strike $2.25 expires March 2003(4)                                                           170
      500  Orbital Imaging Corp. Rule 144A, strike $1.00 expires March 2005(4)                                                 250
                                                                                                                     -------------
                                                                                                                               420
                                                                                                                     -------------

ENERGY - OTHER (0.0%)
   15,000  Metretek Technologies, Inc., strike $4.00 expires September 2003                                                  1,950
                                                                                                                     -------------

HEALTHCARE FACILITIES/SUPPLIES (0.0%)
      700  Interact Electronic Marketing, Inc., strike $0.01 expires December 2009                                               1
                                                                                                                     -------------

HOME BUILDERS (0.0%)
   12,640  Capital Pacific Holdings Group, Inc., strike $3.40 expires May 2002                                              25,280
                                                                                                                     -------------

INDUSTRIAL - OTHER (0.0%)
      450  Equinix, Inc., strike $0.01 expires December 2007                                                                 9,000
      617  Grove Investments, Inc. Class A, strike $0.00 expires December 2008                                                  31
      617  Grove Investments, Inc. Class B, strike $0.00 expires December 2008                                                  31
    3,500  International Utility Structures, strike $1.98 expires February 2003                                                  0
                                                                                                                     -------------
                                                                                                                             9,062
                                                                                                                     -------------

OIL EQUIPMENT (0.1%)
      750  Key Energy Services, Inc., strike $4.88 expires January 2009                                                     60,000
                                                                                                                     -------------

RESTAURANTS (0.0%)
      200  National Restaurant, strike $0.00 expires May 2008                                                                    2
      500  New World Coffee - Manhattan Bagal, Inc. strike $0.01 expires June 2006                                             250
                                                                                                                     -------------
                                                                                                                               252
                                                                                                                     -------------

RETAIL - FOOD AND DRUG (0.0%)
      200  Mrs. Fields Holding Co. Rule 144A, strike $0.01 expires May 2005(4)                                               2,000
                                                                                                                     -------------

RETAIL STORES (0.0%)
   21,345  Safelite Glass Corp., Class A strike $6.50 expires January 2010                                                     213
   14,230  Safelite Glass Corp., Class B strike $6.50 expires January 2010                                                     142
                                                                                                                     -------------
                                                                                                                               355
                                                                                                                     -------------

SATELLITE (0.0%)
    2,960  Loral Space & Communications Strike $2.37 expires December 2006                                                     296
      500  Motient Corp. Rule 144A, strike $12.28 expires April 2008(4)                                                          5
                                                                                                                     -------------
                                                                                                                               301
                                                                                                                     -------------

SERVICES - OTHER (0.0%)
      700  InterAct Systems, Inc., strike $0.01 expires August 2003                                                  $           1
    1,391  Mentus Media Corp. Rule 144A, strike $0.01 expires February 2008(4)                                                  14
                                                                                                                     -------------
                                                                                                                                15
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       40

 NUMBER
OF SHARES                                                                                                                VALUE
---------                                                                                                            -------------
WIRELESS (0.1%)
      500  Airgate PCS, Inc., strike $0.01 expires October 2009                                                             10,000
      500  IPCS, Inc., Rule 144A, strike $5.50 expires July 2010(4)                                                         21,500
      300  Metricom, Inc., strike $87.00 expires February 2010                                                                  21
                                                                                                                     -------------
                                                                                                                            31,521
                                                                                                                     -------------
TOTAL WARRANTS (Cost $108,718)                                                                                             143,280
                                                                                                                     -------------

COMMON STOCKS (0.2%)
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
      216  WorldCom, Inc. - MCI Group                                                                                        1,488
    5,417  WorldCom, Inc. - WorldCom Group(6)                                                                               40,736
                                                                                                                     -------------
                                                                                                                            42,224
                                                                                                                     -------------

ENERGY - OTHER (0.0%)
    3,914  Eagle Geophysical, Inc.(6)                                                                                          196
   30,000  Metretek Technologies, Inc.(6)                                                                                   14,100
                                                                                                                     -------------
                                                                                                                            14,296
                                                                                                                     -------------

FOOD PROCESSORS/BEVERAGES/BOTTLING (0.1%)
   10,626  Aurora Foods, Inc.(6)                                                                                            44,629
                                                                                                                     -------------

INDUSTRIAL - OTHER (0.0%)
      287  First Wave Marine, Inc.                                                                                           7,175
    2,222  Grove Investments, Inc.                                                                                          11,110
                                                                                                                     -------------
                                                                                                                            18,285
                                                                                                                     -------------

RETAIL STORES (0.0%)
    8,710  Safelite Glass Corp., Class B(6)                                                                                    435
      588  Safelite Realty Corp.(6)                                                                                              6
                                                                                                                     -------------
                                                                                                                               441
                                                                                                                     -------------

WIRELESS (0.1%)
  201,414  Focal Communications Corp.(6)                                                                                    44,311
    3,436  Microcell Telecommunications, Inc.(6)                                                                             4,089
                                                                                                                     -------------
                                                                                                                            48,400
                                                                                                                     -------------
TOTAL COMMON STOCKS (Cost $1,728,923)                                                                                      168,275
                                                                                                                     -------------

PREFERRED STOCKS (1.0%)
CABLE (0.2%)
        9  Adelphia Business Solutions, Inc., Series B                                                       12.875              1
    2,000  Cablevision Systems Corp., Series H                                                               11.750        206,500
   11,890  DIVA Systems Corp., Series C                                                                       0.000            119
                                                                                                                     -------------
                                                                                                                           206,620
                                                                                                                     -------------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.3%)
    1,445  e.spire Communications, Inc.                                                                      12.750             14
   20,000  WorldCom, Inc. - WorldCom Group, Rule 144A(4)                                                      7.000        300,000
                                                                                                                     -------------
                                                                                                                           300,014
                                                                                                                     -------------

ENERGY - OTHER (0.1%)
      150  Metretek Technologies, Inc., Series B                                                              8.000  $      61,800
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       41

 NUMBER
OF SHARES                                                                                                   RATE %       VALUE
---------                                                                                                  --------  -------------
GAMING (0.0%)
    1,170  Peninsula Gaming LLC                                                                               0.000          7,020
                                                                                                                     -------------

PAPER & FOREST PRODUCTS (0.0%)
  100,847  Crown Packaging Enterprises, Ltd.                                                                  0.000          1,008
                                                                                                                     -------------

RESTAURANTS (0.0%)
    9,163  Ameriking, Inc.                                                                                   13.000             92
                                                                                                                     -------------

SERVICES - OTHER (0.0%)
      700  Interact Electronic Marketing, Inc.                                                               14.000              1
   15,938  Source Media, Inc.                                                                                13.500         15,938
                                                                                                                     -------------
                                                                                                                            15,939
                                                                                                                     -------------

WIRELESS (0.4%)
      433  Nextel Communications, Inc., Series D                                                             13.000        155,880
    3,730  Rural Cellular Corp., Series B                                                                    11.375        186,500
                                                                                                                     -------------
                                                                                                                           342,380
                                                                                                                     -------------

TOTAL PREFERRED STOCKS (Cost $3,101,115)                                                                                   934,873
                                                                                                                     -------------

TOTAL INVESTMENTS AT VALUE (97.1%) (Cost $108,642,932(7))                                                               87,064,164

OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)                                                                             2,588,498
                                                                                                                     -------------

NET ASSETS (100.0%)                                                                                                  $  89,652,662
                                                                                                                     =============

(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) Security in default.

(3) Step Bond -- The interest as of February 28, 2002 is 0% and will reset to the interest rate shown at a future date.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2002, these securities amounted to a value of $6,983,484 or 7.8% of net assets.

(5) Variable rate obligations -- The interest rate shown is the rate as of February 28, 2002.

(6) Non-income producing security.

(7) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2002 (UNAUDITED)

                                                     INTERNATIONAL          U.S. CORE             FIXED              HIGH
                                                         FUND              EQUITY FUND         INCOME FUND        YIELD FUND
                                                   -----------------     ---------------     ----------------  ----------------
ASSETS
  Investments at value (Cost $218,589,678,
    $9,484,648,$ 633,379,956 and $108,642,932,
    respectively)                                  $     216,432,315(1)  $    10,126,952(2)  $    624,006,614  $     87,064,164
  Cash                                                           889                 919                  383            77,122
  Foreign currency (Cost $76,356)                             76,025                  --                   --                --
  Collateral received for securities loaned               20,003,009              60,800                   --                --
  Dividend, interest and reclaim receivable                  448,640              33,325            5,924,330         2,175,246
  Deposits with brokers and custodian bank for
    futures contract                                              --                  --                9,929                --
  Receivable for investments sold                                 --             175,165           27,712,606         1,143,821
  Receivable for open futures contracts                           --                  --               54,672                --
  Prepaid expenses and other assets                           58,058              14,122               26,193            18,858
                                                   -----------------     ---------------     ----------------  ----------------
    Total Assets                                         237,018,936          10,411,283          657,734,727        90,479,211
                                                   -----------------     ---------------     ----------------  ----------------

LIABILITIES
  Advisory fee payable                                       131,899                 818              120,431            27,846
  Administrative services fee payable                         17,187               1,703               32,777            16,653
  Distribution fee payable                                       380                  --                   --                --
  Payable on return of securities loaned                  20,003,009              60,800                   --                --
  Loan payable                                                    --                  --                   --           741,000
  Payable for investments purchased                               --             234,997          189,778,375                --
  Other accrued expenses payable                             140,265              35,925               35,576            41,050
                                                   -----------------     ---------------     ----------------  ----------------
    Total Liabilities                                     20,292,740             334,243          189,967,159           826,549
                                                   -----------------     ---------------     ----------------  ----------------

NET ASSETS
  Capital stock, $0.001 par value                             22,022                 891               31,347             8,241
  Paid-in capital                                        345,524,576          21,360,766          480,525,417       140,687,702
  Accumulated undistributed net investment
    income (loss)                                         (2,909,832)               (345)           3,424,494           347,551
  Accumulated net realized loss from
    investments and foreign currency transactions       (123,743,492)        (11,926,576)          (6,741,282)      (29,812,064)
  Net unrealized appreciation (depreciation)
    from investments and foreign currency
    translations                                          (2,167,078)            642,304           (9,472,408)      (21,578,768)
                                                   -----------------     ---------------     ----------------  ----------------
    Net Assets                                     $     216,726,196     $    10,077,040     $    467,767,568  $     89,652,662
                                                   =================     ===============     ================  ================

INSTITUTIONAL SHARES
  Net assets                                       $     216,696,513     $    10,077,040     $    467,767,568  $     89,652,662
  Shares outstanding                                      22,018,523             891,270           31,346,539         8,241,275
                                                   -----------------     ---------------     ----------------  ----------------
  Net asset value, offering price and
    redemption price per share                     $            9.84     $         11.31     $          14.92  $          10.88
                                                   =================     ===============     ================  ================
A SHARES
  Net assets                                       $             959                 N/A                  N/A               N/A
  Shares outstanding                                              98                 N/A                  N/A               N/A
                                                   -----------------     ---------------     ----------------  ----------------

  Net asset value and redemption price per share   $            9.80                 N/A                  N/A               N/A
                                                   =================     ===============     ================  ================
  Maximum offering price per share
    (net asset value/(1-5.75%))                    $           10.40                 N/A                  N/A               N/A
                                                   =================     ===============     ================  ================
B SHARES
  Net assets                                       $          10,638                 N/A                  N/A               N/A
  Shares outstanding                                           1,087                 N/A                  N/A               N/A
                                                   -----------------     ---------------     ----------------  ----------------
  Net asset value and offering price per share     $            9.79                 N/A                  N/A               N/A
                                                   =================     ===============     ================  ================
C SHARES
  Net assets                                       $          18,086                 N/A                  N/A               N/A
  Shares outstanding                                           1,850                 N/A                  N/A               N/A
                                                   -----------------     ---------------     ----------------  ----------------
  Net asset value and offering price per share     $            9.78                 N/A                  N/A               N/A
                                                   =================     ===============     ================  ================

(1) Including $17,125,959 of securities on loan.
(2) Including $58,368 of securities on loan.

                 See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)


                                                             INTERNATIONAL      U.S. CORE          FIXED         HIGH YIELD
                                                                 FUND          EQUITY FUND      INCOME FUND         FUND
                                                             -------------   --------------   --------------   -------------
INVESTMENT INCOME
   Dividends                                                 $     592,825   $      299,547   $      304,855   $      53,152
   Securities Lending                                               64,257            1,306               --              --
   Interest                                                         61,407            9,142       14,555,493       5,217,622
   Foreign taxes withheld                                         (116,440)              --               --              --
                                                             -------------   --------------   --------------   -------------
     Total investment income                                       602,049          309,995       14,860,348       5,270,774
                                                             -------------   --------------   --------------   -------------
EXPENSES
   Investment advisory fees                                        918,670          150,849          947,946         338,889
   Administrative services fees                                     98,710           16,103          146,292          51,723
   Shareholder servicing/Distribution fees                             144               --               --              --
   Custodian fees                                                   54,864           11,925           38,689           7,143
   Legal fees                                                       51,118           10,440           14,604          12,917
   Registration fees                                                42,744           10,776           16,543          14,279
   Printing fees                                                    30,073            4,285           15,538          11,817
   Audit fees                                                       16,750            6,605            9,375           9,601
   Directors fees                                                    6,364            6,005            6,949           6,200
   Transfer agent fees                                               3,384            2,241          (12,861)          2,770
   Interest expense                                                    481            2,227               --          11,287
   Insurance expense                                                    --            1,432            5,563           1,767
   Miscellaneous expense                                             7,132            3,280            7,727           4,073
                                                             -------------   --------------   --------------   -------------
     Total expenses                                              1,230,434          226,168        1,196,365         472,466
   Less: fees waived, expenses reimbursed and
     transfer agent offsets                                            (24)         (25,036)         (80,568)       (133,576)
                                                             -------------   --------------   --------------   -------------
     Net expenses                                                1,230,410          201,132        1,115,797         338,890
                                                             -------------   --------------   --------------   -------------
        Net investment income (loss)                              (628,361)         108,863       13,744,551       4,931,884
                                                             -------------   --------------   --------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
   Net realized gain (loss) from investments                   (35,739,660)      (5,333,092)       1,739,618     (10,278,967)
   Net realized gain (loss) from foreign currency
     transactions                                               (1,520,769)              --           70,182              --
   Net change in unrealized appreciation (depreciation)
     from investments                                           14,113,759        3,724,136      (16,447,018)      3,702,162
   Net change in unrealized appreciation (depreciation)
     from foreign currency translations                          1,064,803               --           (9,605)             --
                                                             -------------   --------------   --------------   -------------
   Net realized and unrealized loss from investments
     and foreign currency related items                        (22,081,867)      (1,608,956)     (14,646,823)     (6,576,805)
                                                             -------------   --------------   --------------   -------------
   Net decrease in net assets resulting from operations      $ (22,710,228)  $   (1,500,093)  $     (902,272)  $  (1,644,921)
                                                             =============   ==============   ==============   =============

                 See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             INTERNATIONAL FUND                     U.S. CORE EQUITY FUND
                                                    -----------------------------------     ------------------------------------
                                                    FOR THE SIX MONTHS                      FOR THE SIX MONTHS
                                                          ENDED          FOR THE YEAR              ENDED          FOR THE YEAR
                                                     FEBRUARY 28, 2002       ENDED           FEBRUARY 28, 2002        ENDED
                                                        (UNAUDITED)     AUGUST 31, 2001         (UNAUDITED)      AUGUST 31, 2001
                                                    ------------------  ---------------     ------------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                     $         (628,361) $     1,640,656     $          108,863  $        173,363
   Net realized loss from investments
     and foreign currency transactions                     (37,260,429)     (86,879,050)            (5,333,092)       (5,477,345)
   Net change in unrealized appreciation
     (depreciation) from investments
     and foreign currency translations                      15,178,562      (58,077,766)             3,724,136       (10,085,274)
                                                    ------------------  ---------------     ------------------  ----------------
     Net decrease in net assets resulting
        from operations                                    (22,710,228)    (143,316,160)            (1,500,093)      (15,389,256)
                                                    ------------------  ---------------     ------------------  ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Institutional Class shares                                     --       (1,756,238)              (263,603)         (128,200)
   Distributions from net realized gains
     Institutional Class shares                                     --     (119,091,123)                (2,312)      (14,288,404)
                                                    ------------------  ---------------     ------------------  ----------------
     Net decrease in net assets from
        dividends and distributions                                 --     (120,847,361)              (265,915)      (14,416,604)
                                                    ------------------  ---------------     ------------------  ----------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                             48,131,757       60,903,358              4,192,951         9,777,045
   Reinvestment of dividends and distributions                      --      117,864,284                263,905        14,301,493
   Net asset value of shares redeemed                      (53,443,967)    (175,769,750)(1)        (39,877,152)      (15,352,515)
                                                    ------------------  ---------------     ------------------  ----------------
     Net increase (decrease) in net assets from
        capital share transactions                          (5,312,210)       2,997,892            (35,420,296)        8,726,023
                                                    ------------------  ---------------     ------------------  ----------------
   Net decrease in net assets                              (28,022,438)    (261,165,629)           (37,186,304)      (21,079,837)
NET ASSETS
   Beginning of period                                     244,748,634      505,914,263             47,263,344        68,343,181
                                                    ------------------  ---------------     ------------------  ----------------
   End of period                                    $      216,726,196  $   244,748,634     $       10,077,040  $     47,263,344
                                                    ==================  ===============     ==================  ================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)          $       (2,909,832) $    (2,281,471)    $             (345) $        154,395
                                                    ==================  ===============     ==================  ================

(1) Includes redemption of $35,702,991 as a result of redemption in-kind on October 31, 2000.

                 See Accompanying Notes to Financial Statements.

                                                             FIXED INCOME FUND                        HIGH YIELD FUND
                                                    -----------------------------------     ------------------------------------
                                                    FOR THE SIX MONTHS                      FOR THE SIX MONTHS
                                                           ENDED         FOR THE YEAR              ENDED          FOR THE YEAR
                                                     FEBRUARY 28, 2002       ENDED           FEBRUARY 28, 2002        ENDED
                                                        (UNAUDITED)     AUGUST 31, 2001         (UNAUDITED)      AUGUST 31, 2001
                                                    ------------------  ---------------     ------------------  ----------------
FROM OPERATIONS
   Net investment income                            $       13,744,551  $    30,363,208     $        4,931,884  $     11,161,972
   Net realized gain (loss) from investments
     and foreign currency transactions                       1,809,800       13,444,352            (10,278,967)       (8,259,158)
   Net change in unrealized appreciation
     (depreciation) from investments
     and foreign currency translations                     (16,456,623)      11,770,852              3,702,162        (9,384,238)
                                                    ------------------  ---------------     ------------------  ----------------
     Net increase (decrease) in net assets
       resulting from operations                              (902,272)      55,578,412             (1,644,921)       (6,481,424)
                                                    ------------------  ---------------     ------------------  ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Common Class shares                                            --               --                     --          (986,354)
     Institutional Class shares                            (14,617,116)     (30,049,605)            (6,185,369)      (10,607,499)
   Distributions from net realized gains
     Institutional Class shares                            (13,093,545)              --                     --                --
                                                    ------------------  ---------------     ------------------  ----------------
     Net decrease in net assets from
       dividends and distributions                         (27,710,661)     (30,049,605)            (6,185,369)      (11,593,853)
                                                    ------------------  ---------------     ------------------  ----------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                             24,901,211      154,952,904             26,449,880        37,133,368
   Reinvestment of dividends and distributions              27,228,116       29,412,949              5,387,128        10,365,013
   Net asset value of shares redeemed                      (88,375,775)    (117,612,337)           (32,362,376)      (47,274,311)
                                                    ------------------  ---------------     ------------------  ----------------
     Net increase (decrease) in net assets from
       capital share transactions                          (36,246,448)      66,753,516               (525,368)          224,070
                                                    ------------------  ---------------     ------------------  ----------------
   Net increase (decrease) in net assets                   (64,859,381)      92,282,323             (8,355,658)      (17,851,207)
NET ASSETS
   Beginning of period                                     532,626,949      440,344,626             98,008,320       115,859,527
                                                    ------------------  ---------------     ------------------  ----------------
   End of period                                    $      467,767,568  $   532,626,949     $       89,652,662  $     98,008,320
                                                    ==================  ===============     ==================  ================
UNDISTRIBUTED NET INVESTMENT INCOME                 $        3,424,494  $     4,297,059     $          347,551  $      1,601,036
                                                    ==================  ===============     ==================  ================

                 See Accompanying Notes to Financial Statements.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                              FINANCIAL HIGHLIGHTS
           (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                             THROUGHOUT EACH PERIOD)

                                             FOR THE SIX
                                             MONTHS ENDED                             FOR THE YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2002          ----------------------------------------------------------
                                             (UNAUDITED)                2001           2000        1999      1998       1997
                                          -----------------          ----------     ---------   ---------  ---------  ---------
PER SHARE DATA
Net asset value, beginning of period      $           10.86          $    23.61     $   23.47   $   22.70  $   22.22  $   19.41
                                          -----------------          ----------     ---------   ---------  ---------  ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                        (0.09)               0.08          0.05        0.14       0.15       0.18
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                    (0.93)              (6.45)         4.19        2.90       3.26       2.89
                                          -----------------          ----------     ---------   ---------  ---------  ---------
    Total from investment operations                  (1.02)              (6.37)         4.24        3.04       3.41       3.07
                                          -----------------          ----------     ---------   ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   --               (0.09)        (0.10)      (0.28)        --      (0.26)
  Distributions from net realized gains                  --               (6.29)        (4.00)      (1.99)     (2.93)        --
                                          -----------------          ----------     ---------   ---------  ---------  ---------
    Total dividends and distributions                    --               (6.38)        (4.10)      (2.27)     (2.93)     (0.26)
                                          -----------------          ----------     ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD            $            9.84          $    10.86     $   23.61   $   23.47  $   22.70  $   22.22
                                          =================          ==========     =========   =========  =========  =========
    Total return                                      (9.39)%(1)         (34.01)%       17.81%      13.88%     16.74%     15.93%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                        $         216,696          $  244,726     $ 505,914   $ 675,118  $ 623,482  $ 568,510
    Ratio of expenses to average
      net assets                                       1.07%(2),(3)        1.08%(2)      1.07%       1.21%      1.14%      1.16%
    Ratio of net investment income (loss)
      to average net assets                           (0.55)%(3)           0.49%         0.04%       0.60%      0.72%      0.71%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                             --                  --            --        0.01%      0.09%      0.09%
  Portfolio turnover rate                                95%                139%          128%        182%       141%       126%
-------------------------------------------------------------------------------------------------------------------------------

(1) Non-annualized.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.
(3) Annualized.

                See Accompanying Notes to Financial Statements.

                CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
           (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                             THROUGHOUT EACH PERIOD)

                                             FOR THE SIX
                                             MONTHS ENDED                             FOR THE YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2002          ----------------------------------------------------------
                                             (UNAUDITED)                2001           2000        1999      1998       1997
                                          -----------------          ----------     ---------   ---------  ---------  ---------
PER SHARE DATA
  Net asset value, beginning of period    $           11.98          $    20.59     $   19.58   $   21.73  $   24.40  $   19.05
                                          -----------------          ----------     ---------   ---------  ---------  ---------
INVESTMENT OPERATIONS
  Net investment income                                0.03                0.05          0.07        0.07       0.01       0.14
  Net gain (loss) on investments
    (both realized and unrealized)                    (0.63)              (4.21)         3.99        7.56       0.88       6.82
                                          -----------------          ----------     ---------   ---------  ---------  ---------
    Total from investment operations                  (0.60)              (4.16)         4.06        7.63       0.89       6.96
                                          -----------------          ----------     ---------   ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                (0.07)              (0.04)        (0.07)      (0.04)     (0.13)     (0.20)
  Distributions from net realized gains                  --               (4.41)        (2.98)      (9.74)     (3.43)     (1.41)
                                          -----------------          ----------     ---------   ---------  ---------  ---------
    Total dividends and distributions                 (0.07)              (4.45)        (3.05)      (9.78)     (3.56)     (1.61)
                                          -----------------          ----------     ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD            $           11.31          $    11.98     $   20.59   $   19.58  $   21.73  $   24.40
                                          =================          ==========     =========   =========  =========  =========
    Total return                                      (5.06)%(1)         (22.92)%       22.90%      38.07%      3.18%     38.32%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                        $          10,077          $   47,263     $  68,343   $  70,081  $  63,514  $  86,182
    Ratio of expenses to average
      net assets                                       1.00%(2), (3)       1.00%(2)      1.00%       0.99%      1.00%      1.00%
    Ratio of net investment income to
      average net assets                               0.54%(3)            0.31%         0.32%       0.32%      0.23%      0.67%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                           0.12%(3)            0.08%         0.14%       0.23%      0.18%      0.18%
  Portfolio turnover rate                               110%                 83%           97%        110%       164%        93%
-------------------------------------------------------------------------------------------------------------------------------

(1) Non-annualized.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.
(3) Annualized.

                See Accompanying Notes to Financial Statements.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
           (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                             THROUGHOUT EACH PERIOD)

                                             FOR THE SIX
                                             MONTHS ENDED                             FOR THE YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2002          ----------------------------------------------------------
                                             (UNAUDITED)                2001           2000        1999      1998       1997
                                          -----------------          ----------     ---------   ---------  ---------  ---------
PER SHARE DATA
Net asset value, beginning of period      $           15.79          $    14.95     $   15.01   $   15.72  $   15.65  $   15.06
                                          -----------------          ----------     ---------   ---------  ---------  ---------
INVESTMENT OPERATIONS
  Net investment income                                0.40                1.02          0.94        0.93       0.84       0.92
  Net gain (loss) on investments
    and futures transactions
    (both realized and unrealized)                    (0.43)               0.85         (0.01)      (0.56)      0.33       0.76
                                          -----------------          ----------     ---------   ---------  ---------  ---------
    Total from investment operations                  (0.03)               1.87          0.93        0.37       1.17       1.68
                                          -----------------          ----------     ---------   ---------  ---------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                (0.44)              (1.03)        (0.97)      (0.91)     (0.87)     (0.97)
  Distributions from net realized gains               (0.40)                 --         (0.02)      (0.17)     (0.23)     (0.12)
                                          -----------------          ----------     ---------   ---------  ---------  ---------
    Total dividends and distributions                 (0.84)              (1.03)        (0.99)      (1.08)     (1.10)     (1.09)
                                          -----------------          ----------     ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD            $           14.92          $    15.79     $   14.95   $   15.01  $   15.72  $   15.65
                                          =================          ==========     =========   =========  =========  =========
    Total return                                      (0.11)%(1)          13.02%         6.43%       2.37%      7.77%     11.53%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                        $         467,768          $  532,627     $ 440,345   $ 350,844  $ 393,533  $ 177,219
    Ratio of expenses to average
      net assets                                       0.45%(2), (3)       0.45%(2)      0.45%       0.44%      0.47%      0.50%
    Ratio of net investment income to
      average net assets                               5.54%(3)            6.71%         6.51%       5.90%      5.87%      6.31%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                           0.03%(3)            0.06%         0.11%       0.18%      0.27%      0.28%
  Portfolio turnover rate                               236%                449%          520%        569%       372%       372%
-------------------------------------------------------------------------------------------------------------------------------

(1) Non-annualized.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.
(3) Annualized.

                 See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                              FINANCIAL HIGHLIGHTS
           (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                             THROUGHOUT EACH PERIOD)

                                             FOR THE SIX
                                             MONTHS ENDED                             FOR THE YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2002          ----------------------------------------------------------
                                             (UNAUDITED)                2001           2000        1999      1998       1997
                                          -----------------          ----------     ---------   ---------  ---------  ---------
PER SHARE DATA
Net asset value, beginning of period      $           11.84          $    14.11     $   15.32   $   16.60  $   17.08  $   16.09
                                          -----------------          ----------     ---------   ---------  ---------  ---------
INVESTMENT OPERATIONS
  Net investment income                                0.70                1.40          1.41        1.42       1.43       1.37
  Net gain (loss) on investments
    (both realized and unrealized)                    (0.96)              (2.21)        (1.13)      (1.33)     (0.49)      0.96
                                          -----------------          ----------     ---------   ---------  ---------  ---------
    Total from investment operations                  (0.26)              (0.81)         0.28        0.09       0.94       2.33
                                          -----------------          ----------     ---------   ---------  ---------  ---------
LESS DIVIDENDS
  Dividends from net investment income                (0.70)              (1.46)        (1.49)      (1.37)     (1.42)     (1.34)
                                          -----------------          ----------     ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD            $           10.88          $    11.84     $   14.11   $   15.32  $   16.60  $   17.08
                                          =================          ==========     =========   =========  =========  =========
    Total return                                      (2.08)%(1)          (5.71)%        1.84%       0.67%      5.48%     15.17%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                        $          89,653          $   98,008     $  94,333   $  95,129  $  94,044  $  92,630
    Ratio of expenses to average
      net assets                                       0.70%(2), (3)       0.70%(2)      0.70%(2)    0.69%      0.70%      0.70%
    Ratio of net investment income to
      average net assets                              10.19%(3)           11.06%         9.59%       9.10%      8.12%      8.44%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                           0.28%(3)            0.30%         0.45%       0.35%      0.44%      0.43%
  Portfolio turnover rate                                23%                 20%           31%         40%        60%        84%
-------------------------------------------------------------------------------------------------------------------------------

(1) Non-annualized.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.
(3) Annualized.

                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2002 (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Institutional Funds covered in the report are comprised of Credit Suisse Institutional International Fund ("International"), Credit Suisse Institutional U.S. Core Equity Fund ("Core Equity"), Credit Suisse Institutional Fixed Income Fund ("Fixed Income"), and Credit Suisse Institutional High Yield Fund ("High Yield") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies.

     Investment objectives for each Fund are as follows: International and Core Equity seek long-term appreciation of capital; Fixed Income and High Yield seek high total return.

     Core Equity, Fixed Income and High Yield are authorized to offer three classes of shares: Common, Advisor and Institutional, although only Institutional shares of each Fund are currently offered. International is authorized to offer six classes of shares: Common, Advisor, Institutional, Class A, Class B and Class C, although only Institutional shares are currently offered. Effective December 12, 2001, the Class A, Class B and Class C shares of International are closed to new investments. Common shares of High Yield bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to .25% of the average daily net asset value of the Fund's outstanding Common shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. In addition, Common, Class A, Class B and Class C shares bear a co-administration fee. No compensation is payable for distribution services for each Fund's Institutional shares. Results for Class A, Class B and Class C shares of International are contained in a separate book.

               A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

               B) FOREIGN CURRENCY TRANSACTIONS-- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

               C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

               Effective January 1, 2001, the Funds adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities presently included in realized gains and losses, as a component of interest income. The effect of this change for the six months ended February 28, 2002 to Fixed Income was to decrease net investment income by $103,604 and to increase net realized gains (losses) by $103,604. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

               D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for Fixed Income and High Yield. Dividends from net investment income are declared and paid annually for International and Core Equity. Distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

               E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

               F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

               G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

               H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. During the six months ended February 28, 2002, International and Fixed Income entered into forward foreign currency contracts. International and Fixed Income had no open forward foreign currency contracts at February 28, 2002.

               I) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

               J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

               The market value of securities on loan to brokers and the value of collateral held by International and Core Equity with respect to such loans (including the right to draw on letter of credit) at February 28, 2002 is as follows:

                                 MARKET VALUE OF            VALUE OF
                                SECURITIES LOANED      COLLATERAL RECEIVED
                                -----------------      -------------------
     International              $      17,125,959      $        20,033,009
     Core Equity                           58,368                   60,800

               Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by International and Core Equity to act as the Funds' securities lending agent. For the six months ended February 28, 2002, International and Core Equity earned $64,257 and $1,306, respectively from securities lending transactions.

               Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

               L) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

               The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.

               Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

               In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for each of the four Funds described herein. For its investment advisory services, CSAM is entitled to receive a fee from the Funds based on the following fee structure:

     FUND                                        ANNUAL RATE
     -------------                   ----------------------------------
     International                   0.80% of average daily net assets
     Core Equity                     0.75% of average daily net assets
     Fixed Income                    0.375% of average daily net assets
     High Yield                      0.70% of average daily net assets

     For the six months ended February 28, 2002, investment advisory fees earned and voluntarily waived for each of the four Funds were as follows:

                                       GROSS                                      NET
                                     ADVISORY                                  ADVISORY
     FUND                               FEE               WAIVER                  FEE
     -------------                   ---------         ----------              ---------
     International                   $ 918,670         $       --              $ 918,670
     Core Equity                       150,849            (25,031)               125,818
     Fixed Income                      947,946            (80,561)               867,385
     High Yield                        338,889           (133,568)               205,321

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group serve as each Funds' co-administrators. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets of the Common, Class A, Class B and Class C shares. No compensation is payable by the Funds to CSAMSI for administrative services for the Institutional shares.

     For the six months ended February 28, 2002, administrative services fees earned and voluntarily waived on International by CSAMSI were $7 and $7, respectively.

     For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

     FUND                                        ANNUAL RATE
     -------------                   ----------------------------------
     International                   .08% for first $500 million
                                     .07% for next $1 billion
                                     .06% for over $1.5 billion
     Core Equity                     .075% for first $500 million
                                     .065% for next $1 billion
                                     .055% for over $1.5 billion
     Fixed Income & High Yield       .07% for first $150 million
                                     .06% for next $150 million
                                     .05% for over $300 million

     For the six months ended February 28, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were as follows:

     FUND                            CO-ADMINISTRATION FEE
     -------------                   ---------------------
     International                         $  98,703
     Core Equity                              16,103
     Fixed Income                            146,292
     High Yield                               51,723

     At its meeting held on February 12, 2002, the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Funds and State Street Bank and Trust Company ("SSB") replacing PFPC effective mid 2002.

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A shares of International.

     For the six months ended February 28, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                        SHAREHOLDER SERVICING/
     FUND                                 DISTRIBUTION FEE
     -------------                      ---------------------
     International
        Class A                                 $  2
        Class B                                   50
        Class C                                   92

          Boston Financial Data Services, Inc. ("BFDS") serves as each Funds' transfer and dividend disbursement agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended February 28, 2002, the Funds received credits or reimbursements under this arrangement as follows:

     FUND                                    AMOUNT
     -------------                           ------
     International                             $ 17
     Core Equity                                  5
     Fixed Income                                 7
     High Yield                                   8

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the six months ended February 28, 2002, there were no reimbursements paid to CSAM by any of the Funds.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended February 28, 2002, Merrill was paid for its services to the Funds as follows:

                                             FINANCIAL
     FUND                                PRINTING SERVICES
     -------------                       -----------------
     International                            $ 42,337
     Core Equity                                 2,595
     Fixed Income                               25,682
     High Yield                                  5,089

NOTE 3. LINE OF CREDIT

     The Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. At February 28, 2002, High Yield had a loan outstanding in the amount of $741,000. During the six months ended February 28, 2002, the following Funds had borrowings under the Credit Facility:

                                                                            WEIGHTED
                                                                             AVERAGE               MAXIMUM
                                                      AVERAGE DAILY         INTEREST             DAILY LOAN
     FUND                                             LOAN BALANCE           RATE %              OUTSTANDING
     -------------                                    -------------         --------             -----------
     Core Equity                                        $ 94,184              2.36%              $ 6,882,000
     High Yield                                          459,679              2.46%                4,309,000

NOTE 4. PURCHASE AND SALES OF SECURITIES

     For the year ended February 28, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                              U.S. GOVERNMENT AND
                                                     INVESTMENT SECURITIES                    AGENCY OBLIGATIONS
                                                ------------------------------            ------------------------------
     FUND                                          PURCHASES          SALES                 PURCHASES         SALES
     -------------                              -------------    -------------            -------------    -------------
     International                              $ 229,922,455    $ 243,626,392            $        --     $           --
     Core Equity                                   42,824,778       78,593,193
     Fixed Income                               1,175,822,408    1,179,939,717             80,278,433         85,387,691
     High Yield                                    22,968,385       21,722,462                     --                 --

     At February 28, 2002, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

                                                                                            NET UNREALIZED
                                                      UNREALIZED          UNREALIZED         APPRECIATION
     FUND                                            APPRECIATION        DEPRECIATION       (DEPRECIATION)
     -------------                                   ------------        -------------       -------------
     International                                   $  9,645,789         $(11,803,152)       $ (2,157,363)
     Core Equity                                          910,693             (268,389)            642,304
     Fixed Income                                      10,101,623          (19,474,965)         (9,373,342)
     High Yield                                         4,091,091          (25,669,859)        (21,578,768)

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Each class of shares of each Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                                              INTERNATIONAL FUND
                   -----------------------------------------------------------------------------------------------------------
                                    INSTITUTIONAL CLASS                                         CLASS A
                   ------------------------------------------------     ------------------------------------------------------
                     FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED       FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                   FEBRUARY 28, 2002 (UNAUDITED)    AUGUST 31, 2001       FEBRUARY 28, 2002 (UNAUDITED)   AUGUST 31, 2001(1)
                   ----------------------------   ------------------     ------------------------------  ---------------------
                      SHARES        VALUE         SHARES        VALUE         SHARES         VALUE         SHARES        VALUE
                      ------        -----         ------        -----         ------         -----         ------        -----
Shares sold          4,737,132  $ 48,121,757     5,004,131  $ 60,879,964             --   $          --         98   $  1,094
Shares issued in
   reinvestment of
   dividends and
   distributions                                 8,023,437   117,864,284
Shares redeemed     (5,260,425)  (53,443,967)  (11,915,181) (175,769,750)
                    ----------  ------------   -----------  ------------    -----------   -------------    -------   --------
Net increase
  (decrease)          (523,293) $ (5,322,210)    1,112,387  $  2,974,498             --   $          --         98   $  1,094
                    ==========  ============   ===========  ============    ===========   =============    =======   ========

                                                              INTERNATIONAL FUND
                   -----------------------------------------------------------------------------------------------------------
                                          CLASS B                                            CLASS C
                   ------------------------------------------------     ------------------------------------------------------
                     FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED     FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                   FEBRUARY 28, 2002 (UNAUDITED)  AUGUST 31, 2001(1)    FEBRUARY 28, 2002 (UNAUDITED)     AUGUST 31, 2001(1)
                   ----------------------------   ------------------     ------------------------------  ---------------------
                      SHARES        VALUE         SHARES       VALUE      SHARES           VALUE          SHARES        VALUE
                      ------        -----         ------       -----      ------           -----          ------        -----
Shares sold                984     $ 10,000          103     $ 1,150           --      $             --    1,850      $ 21,150
                   -----------     ------------   ------     -------     --------      ----------------   --------    --------

Net increase               984     $ 10,000          103     $ 1,150           --      $             --    1,850      $ 21,150
                   ===========     ============   ======     =======     ========      ================   ========    ========

(1) For the period July 31, 2001 (inception date) through August 31, 2001.

                                    U.S. CORE EQUITY FUND                                    FIXED INCOME FUND
                   -----------------------------------------------------   ---------------------------------------------------
                                     INSTITUTIONAL CLASS                                    INSTITUTIONAL CLASS
                   -----------------------------------------------------   ---------------------------------------------------------
                     FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                   FEBRUARY 28, 2002 (UNAUDITED)    AUGUST 31, 2001        FEBRUARY 28, 2002 (UNAUDITED)         AUGUST 31, 2001
                   ----------------------------  -----------------------   ------------------------------  ---------------------
                      SHARES        VALUE         SHARES       VALUE         SHARES          VALUE          SHARES        VALUE
                      ------        -----         ------       -----         ------          -----          ------        -----
 Shares sold          363,779    $   4,192,951     714,002  $  9,777,045     1,617,360    $   24,901,211   9,975,897  $ 154,952,904
 Shares issued in
   reinvestment of
   dividends and
   distributions       21,685          263,905   1,043,143    14,301,493     1,823,808        27,228,116   1,946,116     29,412,949
 Shares redeemed   (3,438,737)   $ (39,877,152) (1,131,651)  (15,352,515)   (5,824,970)      (88,375,775) (7,644,915)  (117,612,337)
                   ----------    -------------  ----------  ------------    ----------    --------------  ----------  -------------
 Net increase
   (decrease)      (3,053,273)   $ (35,420,296)    625,494  $  8,726,023    (2,383,802)   $ (36,246,448)   4,277,098  $  66,753,516
                   ==========    =============  ==========  ============    ==========    ==============  ==========  =============

                                         HIGH YIELD FUND
                    ---------------------------------------------------------
                                       INSTITUTIONAL CLASS
                    ---------------------------------------------------------
                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                    FEBRUARY 28, 2002 (UNAUDITED)          AUGUST 31, 2001
                    -----------  ----------------     ------------ ----------
                        SHARES       VALUE                SHARES      VALUE
                    -----------  ----------------     ------------ ----------
   Shares sold        2,395,105     $  26,449,880      2,664,686  $33,025,601
   Shares issued in
     reinvestment of
     dividends          497,145         5,387,128        787,182    9,686,761
   Shares redeemed   (2,929,467)      (32,362,376)    (1,859,830) (23,538,789)
                     ----------     -------------     ---------- ------------
   Net increase
     (decrease)         (37,217)    $    (525,368)     1,592,038  $19,173,573
                     ==========     =============     ========== ============

On February 28, 2002, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                                   NUMBER OF    APPROXIMATE PERCENTAGE
                                                  SHAREHOLDERS   OF OUTSTANDING SHARES
                                                  ------------   ---------------------
            International
                  Institutional Class                  6                        75.65%
                  Class A                              1                        97.80%
                  Class B                              2                        98.76%
                  Class C                              1                        94.44%
            Core Equity
                  Institutional Class                  3                        91.41%
            Fixed Income
                  Institutional Class                  5                        74.23%
            High Yield
                  Institutional Class                  3                        65.52%

NOTE 6. FUTURES CONTRACTS

     Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At February 28, 2002, Fixed Income held the following futures contracts:

                                                                                                UNREALIZED
     FUTURES                                       EXPIRATION    CONTRACT       CONTRACT       APPRECIATION
     CONTRACTS                                        DATE        AMOUNT          VALUE       (DEPRECIATION)
     -----------------------------------           ----------  ------------  ------------     --------------
     U.S. Treasury 2 Year Notes Futures            06/28/2002  $ 18,559,250  $ 18,577,359       $ 18,109
     U.S. Treasury 5 Year Notes Futures            06/28/2002    37,193,039    37,124,875        (68,164)
     U.S. Treasury 10 Year Notes Futures           06/28/2002     7,326,382     7,308,609        (17,773)
     U.S. Treasury 20 Year Bond Futures            06/28/2002     5,780,914     5,762,750        (18,164)

                      P.O. BOX 8500, Boston, MA 02266-8500
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIUS-3-0202